DEAN WITTER MULTI-STATE
MUNICIPAL SERIES TRUST        Two World Trade Center, New York, New York 10048

LETTER TO THE SHAREHOLDERS November 30, 1997

DEAR SHAREHOLDER:

We are pleased to present the annual report on the operations of Dean Witter Multi-State Municipal Series Trust for the fiscal year ended November 30, 1997.

Stimulated by a resurgence of consumer spending in late 1996, the economy grew at a rapid pace in the first quarter of 1997. This prompted the Federal Reserve Board to tighten its monetary policy in March in a preemptive move against a possible increase in the rate of inflation. Economic growth slowed in the second quarter and the bond market rallied. In addition to more moderate economic growth, low inflation and stable monetary policy, the bond rally through July was supported by a shrinking federal budget deficit and a stronger dollar. However, by August the bond market softened on fears that stronger employment conditions might prompt the Federal Reserve Board to tighten further. Yields resumed their decline in October and November. The spreading Asian currency crisis created turmoil in the international markets and precipitated "flight-to-quality" demand for U.S. Treasuries.



[THE NARRATIVE AND/OR TABULAR INFORMATION BELOW IS A FAIR AND ACCURATE DESCRIPTION OF GRAPHIC OR IMAGE MATERIAL OMITTED FOR THE PURPOSE OF EDGAR FILING.]

                             BOND YIELDS 1994-1997

               Date         AAA Ins     Tsy    % Relationship
               ----         -------     ---    --------------
               12/31/93       5.40      6.34       85.17%
                1/31/94       6.40      6.24       86.54%
                2/28/94       5.80      6.66       87.09%
                3/31/94       6.40      7.09       90.27%
                4/29/94       6.35      7.32       86.76%
                5/31/94       6.25      7.43       84.12%
                6/30/94       6.50      7.61       85.41%
                7/28/94       6.25      7.39       84.57%
                8/31/94       6.30      7.45       84.56%
                9/30/94       6.55      7.81       83.87%
               10/31/94       6.75      7.96       84.80%
               11/30/94       7.00      8.00       87.80%
               12/30/94       6.75      7.88       86.66%
                1/31/95       6.40      7.70       83.12%
                2/28/95       6.15      7.44       82.66%
                3/31/95       6.15      7.43       82.77%
                4/28/95       6.20      7.34       84.47%
                5/31/95       5.80      6.66       87.09%
                6/30/95       6.10      6.62       92.15%
                7/31/95       6.10      6.86       88.92%
                8/31/95       6.00      6.66       90.09%
                9/29/95       5.95      6.48       91.82%
               10/31/95       5.75      6.33       90.84%
               11/30/95       5.50      6.14       89.58%
               12/29/95       5.35      5.94       90.07%
                1/31/96       5.40      6.03       89.55%
                2/29/96       5.80      6.46       86.89%
                3/29/96       5.85      6.66       87.84%
                4/30/96       5.95      6.89       86.36%
                5/31/96       6.06      6.99       86.55%
                6/28/96       6.90      6.89       85.63%
                7/31/96       5.85      6.97       83.83%
                8/30/96       5.90      7.11       82.98%
                9/30/96       5.70      6.93       82.25%
               10/31/96       5.65      6.64       85.09%
               11/29/96       5.60      6.35       86.61%
               12/31/96       5.60      6.63       84.46%
                1/31/97       5.70      6.79       83.95%
                2/28/97       5.65      6.80       83.09%
                3/31/97       5.90      7.10       83.10%
                4/30/97       5.75      6.94       82.85%
                5/30/97       5.65      6.91       81.77%
                6/30/97       5.60      6.78       82.60%
                7/30/97       5.30      6.30       84.00%
                8/31/97       5.50      6.61       83.00%
                9/30/97       5.40      6.40       84.40%
               10/31/97       5.35      6.15       86.90%
               11/30/97       5.30      6.05       87.60%
               12/31/97       5.15      5.92       86.90%

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
LETTER TO THE SHAREHOLDERS November 30, 1997, continued

MUNICIPAL MARKET CONDITIONS

Municipal yields followed the trend of Treasury yields but with less volatility. Long-term insured revenue index yields increased from 5.60 percent to 5.90 percent between November 1996 and March 1997. The bond rally over the past seven months pushed 30-year yields down to 5.30 percent by the end of November 1997. Yields on 1-year notes moved from 3.60 percent to 3.80 percent over the period. Consequently, the yield pickup for extending maturities from 1 to 30 years narrowed from 200 basis points to 150 basis points.

The ratio of 30-year insured revenue bond yields to 30-year U.S. Treasury yields rose from 83 percent at the end of March 1997 to 88 percent in November. A rising ratio means that municipals have underperformed Treasuries and have become relatively more attractive. Over the past four years, this ratio has annually ranged from an average low of 83 percent to an average high of 90 percent.

New-issue underwriting volume was slightly ahead in the first half of 1997. The decline in interest rates led to a surge in refunding activity in the third quarter. As a result, new-issue municipal volume was up 17 percent during the first 11 months of 1997. Refundings accounted for one-quarter of total volume.

PORTFOLIO STRUCTURE

The average cash and short-term investment position of Dean Witter Multi-State Municipal Series Trust was 5 percent of net assets at the end of the fiscal year. An additional 9 percent of average net assets were held in refunded bonds escrowed to call dates within 10 years. Weighted average maturities ranged from 15 to 19 years. Call protection was 6 years on average. Overall average credit quality was double "A" or better. The investment objective of a high level of current income exempt from both federal and state income taxes consistent with preservation of capital remained the primary consideration in portfolio activity.

For your convenience, we have summarized details regarding the various States series on the following pages. Here you will find information on credit quality, maturity, call protection, distributions and performance. The accompanying charts illustrate the growth of a $10,000 investment in each Series from inception through the fiscal year ended November 30, 1997, versus similar hypothetical investments in the issues that comprise the Lehman Brothers Municipal Bond Index and the funds that comprise the relevant Lipper Analytical Services, Inc. Municipal Debt Funds Index.

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
LETTER TO THE SHAREHOLDERS November 30, 1997, continued

LOOKING AHEAD

So far this year, long-term municipal bonds have followed the trend of Treasuries toward lower yields. The recent enactment of the Taxpayer Relief Act of 1997 preserved the traditional tax-exempt benefits of municipal bond income.

We appreciate your ongoing support of Dean Witter Multi-State Municipal Series Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo
CHARLES A. FIUMEFREDDO
Chairman of the Board

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
LETTER TO THE SHAREHOLDERS November 30, 1997, continued



[THE NARRATIVE AND/OR TABULAR INFORMATION BELOW IS A FAIR AND ACCURATE DESCRIPTION OF GRAPHIC OR IMAGE MATERIAL OMITTED FOR THE PURPOSE OF EDGAR FILING.]


DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST - ARIZONA SERIES


                               GROWTH OF $10,000

                                         Lehman Brothers
               Date            Total     Muni Bond Index(4) Lipper(5)
         -------------------------------------------------------------
         April 30, 1991        $ 9,600         $10,000      $10,000
         November 30, 1991     $10,144         $10,594      $10,573
         November 30, 1992     $11,267         $11,657      $11,703
         November 30, 1993     $12,554         $12,949      $13,061
         November 30, 1994     $11,655         $12,269      $12,160
         November 30, 1995     $13,894         $14,587      $14,533
         November 30, 1996     $14,538         $15,445      $15,242
         November 30, 1997     $15,358(3)      $16,552      $16,236



                         Average Annual Total Returns

                     1 Year       5 Year     Life of Fund
                     ------------------------------------
                     5.64%(1)     6.39%(1)      7.39%(1)
                     1.42%(2)     5.53%(2)      6.73%(2)


Past performance is not predictive of future returns
---------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable front-end sales charge (4%). See the Fund's current prospectus for complete details on fees and sales charges.

(3) Closing value including the deduction of a 4% front-end sales charge, assuming a complete redemption on November 30, 1997.

(4) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investors Service, Inc. or Standard & Poor's Corp., respectively. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

(5) The Lipper AZ Municipal Debt Funds Average tracks the performance of the funds that limit assets to those securities which are exempt from taxation in AZ state (double tax exempt) or a specified city in AZ (triple tax-exempt) as reported by Lipper Analytical Services.





DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST - CALIFORNIA SERIES


                               GROWTH OF $10,000

                                        Lehman Brothers
               Date            Total    Muni Bond Index(4) Lipper(5)
         ----------------------------------------------------------
         January 15, 1991      $ 9,600         $10,000      $10,000
         November 30, 1991     $10,588         $10,833      $10,784
         November 30, 1992     $11,671         $11,919      $11,772
         November 30, 1993     $13,161         $13,241      $13,186
         November 30, 1994     $12,023         $12,545      $12,256
         November 30, 1995     $14,445         $14,916      $14,583
         November 30, 1996     $15,422         $15,793      $15,393
         November 30, 1997     $16,433(3)      $16,925      $16,433



                         Average Annual Total Returns

                     1 Year       5 Year     Life of Fund
                     ------------------------------------
                     6.55%(1)      7.08%(1)      8.13%(1)
                     2.29%(2)      6.21%(2)      7.49%(2)


Past performance is not predictive of future returns
---------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable front-end sales charge (4%). See the Fund's current prospectus for complete details on fees and sales charges.

(3) Closing value including the deduction of a 4% front-end sales charge, assuming a complete redemption on November 30, 1997.

(4) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investors Service, Inc. or Standard & Poor's Corp., respectively. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

(5) The Lipper CA Municipal Debt Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper CA Municipal Debt Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.





DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST - FLORIDA SERIES


                               GROWTH OF $10,000

                                        Lehman Brothers
               Date            Total    Muni Bond Index(4) Lipper(5)
         ----------------------------------------------------------
         January 15, 1991      $ 9,600         $10,000      $10,000
         November 30, 1991     $10,448         $10,833      $10,841
         November 30, 1992     $11,589         $11,919      $11,957
         November 30, 1993     $13,002         $13,241      $13,418
         November 30, 1994     $12,055         $12,545      $12,336
         November 30, 1995     $14,410         $14,916      $14,790
         November 30, 1996     $15,135         $15,793      $15,491
         November 30, 1997     $16,059(3)      $16,925      $16,493



                         Average Annual Total Returns

                     1 Year       5 Year     Life of Fund
                     ------------------------------------
                     6.10%(1)      6.74%(1)     7.77%(1)
                     1.86%(2)      5.87%(2)     7.13%(2)


Past performance is not predictive of future returns
---------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable front-end sales charge (4%). See the Fund's current prospectus for complete details on fees and sales charges.

(3) Closing value including the deduction of a 4% front-end sales charge, assuming a complete redemption on November 30, 1997.

(4) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investors Service, Inc. or Standard & Poor's Corp., respectively. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

(5) The Lipper FL Municipal Debt Funds Average tracks the performance of the funds that limit assets to those securities which are exempt from taxation in FL state (double tax exempt) or a specified city in FL (triple tax-exempt) as reported by Lipper Analytical Services.





DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST - NEW JERSEY SERIES


                               GROWTH OF $10,000

                                        Lehman Brothers
               Date            Total    Muni Bond Index(4) Lipper(5)
         ----------------------------------------------------------
         January 15, 1991      $ 9,600         $10,000      $10,000
         November 30, 1991     $10,521         $10,833      $10,811
         November 30, 1992     $11,714         $11,919      $11,868
         November 30, 1993     $13,123         $13,241      $13,270
         November 30, 1994     $12,079         $12,545      $12,411
         November 30, 1995     $14,446         $14,916      $14,623
         November 30, 1996     $15,158         $15,793      $15,280
         November 30, 1997     $16,218(3)      $16,925      $16,245



                         Average Annual Total Returns

                     1 Year       5 Year     Life of Fund
                     ------------------------------------
                     6.99%(1)      6.72%(1)      7.93%(1)
                     2.71%(2)      5.86%(2)      7.29%(2)


Past performance is not predictive of future returns
---------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable front-end sales charge (4%). See the Fund's current prospectus for complete details on fees and sales charges.

(3) Closing value including the deduction of a 4% front-end sales charge, assuming a complete redemption on November 30, 1997.

(4) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investors Service, Inc. or Standard & Poor's Corp., respectively. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

(5) The Lipper NJ Municipal Debt Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper NJ Municipal Debt Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index.







DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST - NEW YORK SERIES


                               GROWTH OF $10,000

                                        Lehman Brothers
               Date            Total    Muni Bond Index(4) Lipper(5)
         ----------------------------------------------------------
         January 15, 1991      $ 9,600         $10,000      $10,000
         November 30, 1991     $10,630         $10,833      $10,979
         November 30, 1992     $11,730         $11,919      $12,144
         November 30, 1993     $13,244         $13,241      $13,578
         November 30, 1994     $12,058         $12,545      $12,495
         November 30, 1995     $14,638         $14,916      $14,887
         November 30, 1996     $15,437         $15,793      $15,545
         November 30, 1997     $16,527(3)      $16,925      $16,549



                         Average Annual Total Returns

                     1 Year       5 Year     Life of Fund
                     ------------------------------------
                     7.06%(1)      7.10%(1)      8.22%(1)
                     2.78%(2)      6.23%(2)      7.58%(2)


Past performance is not predictive of future returns
---------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable front-end sales charge (4%). See the Fund's current prospectus for complete details on fees and sales charges.

(3) Closing value including the deduction of a 4% front-end sales charge, assuming a complete redemption on November 30, 1997.

(4) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investors Service, Inc. or Standard & Poor's Corp., respectively. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

(5) The Lipper NY Municipal Debt Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper NY Municipal Debt Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index.







DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST - MASSACHUSETTS SERIES


                               GROWTH OF $10,000

                                        Lehman Brothers
               Date            Total    Muni Bond Index(4) Lipper(5)
         ----------------------------------------------------------
         January 15, 1991      $ 9,600         $10,000      $10,000
         November 30, 1991     $10,548         $10,833      $10,857
         November 30, 1992     $11,727         $11,919      $11,985
         November 30, 1993     $13,259         $13,241      $13,394
         November 30, 1994     $12,237         $12,545      $12,574
         November 30, 1995     $14,755         $14,916      $14,861
         November 30, 1996     $15,503         $15,793      $15,573
         November 30, 1997     $16,538(3)      $16,925      $16,580



                         Average Annual Total Returns

                     1 Year       5 Year     Life of Fund
                     ------------------------------------
                     6.68%(1)      7.12%(1)      8.23%(1)
                     2.41%(2)      6.25%(2)      7.59%(2)


Past performance is not predictive of future returns
---------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable front-end sales charge (4%). See the Fund's current prospectus for complete details on fees and sales charges.

(3) Closing value including the deduction of a 4% front-end sales charge, assuming a complete redemption on November 30, 1997.

(4) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investors Service, Inc. or Standard & Poor's Corp., respectively. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

(5) The Lipper MA Municipal Debt Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper MA Municipal Debt Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index.






DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST - MICHIGAN SERIES


                               GROWTH OF $10,000

                                        Lehman Brothers
               Date            Total    Muni Bond Index(4) Lipper(5)
         ----------------------------------------------------------
         January 15, 1991      $ 9,600         $10,000      $10,000
         November 30, 1991     $10,516         $10,833      $10,795
         November 30, 1992     $11,754         $11,919      $11,902
         November 30, 1993     $13,197         $13,241      $13,237
         November 30, 1994     $12,132         $12,545      $12,473
         November 30, 1995     $14,642         $14,916      $14,636
         November 30, 1996     $15,386         $15,793      $15,340
         November 30, 1997     $16,389(3)      $16,925      $16,248



                         Average Annual Total Returns

                     1 Year       5 Year     Life of Fund
                     ------------------------------------
                     6.52%(1)      6.87%(1)      8.09%(1)
                     2.26%(2)      6.01%(2)      7.45%(2)


Past performance is not predictive of future returns
---------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable front-end sales charge (4%). See the Fund's current prospectus for complete details on fees and sales charges.

(3) Closing value including the deduction of a 4% front-end sales charge, assuming a complete redemption on November 30, 1997.

(4) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investors Service, Inc. or Standard & Poor's Corp., respectively. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

(5) The Lipper MI Municipal Debt Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper MI Municipal Debt Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index.








DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST - MINNESOTA SERIES


                               GROWTH OF $10,000

                                        Lehman Brothers
               Date            Total    Muni Bond Index(4) Lipper(5)
         ----------------------------------------------------------
         January 15, 1991      $ 9,600         $10,000      $10,000
         November 30, 1991     $10,312         $10,833      $10,707
         November 30, 1992     $11,334         $11,919      $11,969
         November 30, 1993     $12,767         $13,241      $13,073
         November 30, 1994     $11,692         $12,545      $12,308
         November 30, 1995     $14,100         $14,916      $14,465
         November 30, 1996     $14,835         $15,793      $15,103
         November 30, 1997     $15,689(3)      $16,925      $16,015



                         Average Annual Total Returns

                     1 Year       5 Year     Life of Fund
                     ------------------------------------
                     5.76%(1)      6.72%(1)      7.41%(1)
                     1.53%(2)      5.85%(2)      6.77%(2)


Past performance is not predictive of future returns
---------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable front-end sales charge (4%). See the Fund's current prospectus for complete details on fees and sales charges.

(3) Closing value including the deduction of a 4% front-end sales charge, assuming a complete redemption on November 30, 1997.

(4) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investors Service, Inc. or Standard & Poor's Corp., respectively. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

(5) The Lipper MN Municipal Debt Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper MN Municipal Debt Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index.








DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST - OHIO SERIES


                               GROWTH OF $10,000

                                        Lehman Brothers
               Date            Total    Muni Bond Index(4) Lipper(5)
         ----------------------------------------------------------
         January 15, 1991      $ 9,600         $10,000      $10,000
         November 30, 1991     $10,401         $10,833      $10,786
         November 30, 1992     $11,558         $11,919      $11,868
         November 30, 1993     $13,083         $13,241      $13,234
         November 30, 1994     $11,991         $12,545      $12,515
         November 30, 1995     $14,512         $14,916      $14,717
         November 30, 1996     $15,243         $15,793      $15,442
         November 30, 1997     $16,259(3)      $16,925      $16,357



                         Average Annual Total Returns

                     1 Year       5 Year     Life of Fund
                     ------------------------------------
                     6.67%(1)      7.06%(1)      7.97%(1)
                     2.40%(2)      6.19%(2)      7.33%(2)


Past performance is not predictive of future returns
---------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable front-end sales charge (4%). See the Fund's current prospectus for complete details on fees and sales charges.

(3) Closing value including the deduction of a 4% front-end sales charge, assuming a complete redemption on November 30, 1997.

(4) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investors Service, Inc. or Standard & Poor's Corp., respectively. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

(5) The Lipper OH Municipal Debt Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper OH Municipal Debt Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index.








DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST - PENNSYLVANIA SERIES


                               GROWTH OF $10,000

                                        Lehman Brothers
               Date            Total    Muni Bond Index(4) Lipper(5)
         ----------------------------------------------------------
         January 15, 1991      $ 9,600         $10,000      $10,000
         November 30, 1991     $10,442         $10,833      $10,875
         November 30, 1992     $11,640         $11,919      $12,014
         November 30, 1993     $13,111         $13,241      $13,425
         November 30, 1994     $12,083         $12,545      $12,699
         November 30, 1995     $14,458         $14,916      $14,980
         November 30, 1996     $15,219         $15,793      $15,708
         November 30, 1997     $16,212(3)      $16,925      $16,706



                         Average Annual Total Returns

                     1 Year       5 Year     Life of Fund
                     ------------------------------------
                     6.53%(1)      6.85%(1)      7.92%(1)
                     2.26%(2)      5.98%(2)      7.28%(2)


Past performance is not predictive of future returns
---------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable front-end sales charge (4%). See the Fund's current prospectus for complete details on fees and sales charges.

(3) Closing value including the deduction of a 4% front-end sales charge, assuming a complete redemption on November 30, 1997.

(4) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investors Service, Inc. or Standard & Poor's Corp., respectively. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

(5) The Lipper PA Municipal Debt Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper PA Municipal Debt Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index.

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
PORTFOLIO SUMMARY November 30, 1997 (unaudited)

                                                      ARIZONA      CALIFORNIA      FLORIDA      MASSACHUSETTS
                                                      SERIES         SERIES        SERIES          SERIES
-------------------------------------------------  ------------ --------------  ------------ -----------------
Credit Ratings (1):
Aaa or AAA........................................     43%            51%           68%             51%
Aa or AA..........................................     37             21            14              20
A or A ...........................................     16             21             7              14
Baa or BBB........................................      4              7             6              15
Non-Rated (2) ....................................     --             --             5              --
Long-Term Portfolio Distribution by Call Date
1998 .............................................      6              1            --              --
1999 .............................................     --              1             5              --
2000 .............................................      5              2             1               4
2001 .............................................     19             16            20               9
2002 .............................................     35             32            38              18
2003 .............................................      9             14            10              28
2004 .............................................     10             --            --               4
2005 .............................................      5             --             8              11
2006 .............................................      2              8            10               6
2007 .............................................     --              6            --              10
2008+.............................................      9             20             8              10
Average Weighted (3):
Maturity..........................................   15 Years       18 Years      18 Years        19 Years
Call Protection...................................    5 Years       8 Years        6 Years         7 Years
Per Share Net Asset Value:
November 30, 1996 ................................    $10.59         $10.81        $10.86          $10.92
November 30, 1997 ................................    $10.64         $10.96        $10.97          $11.10
Dividends (4).....................................    $ 0.53         $ 0.55        $ 0.54          $ 0.53
Total Return (5):
12 months ended 11/30/97 .........................      5.64%          6.55%         6.10%           6.68%

------------
(1) Represents Moody's or Standard & Poor's ratings of the credit quality of the long-term bonds owned by each Series.
(2) Unrated at time of purchase; deemed by Investment Manager to be comparable to investment grade securities.
(3)     Includes short-term securities.
(4) Includes all income dividends and capital gains distributions, if any, paid by each Series for the fiscal year ended
        November 30, 1997.
(5) Total return figures represent the change in each Series' total value as of the last business day for each period measured, taking into account the change in NAV plus compounded, reinvested dividends and distributions.

                      SEE NOTES TO FINANCIAL STATEMENTS

   MICHIGAN     MINNESOTA      NEW JERSEY     NEW YORK        OHIO       PENNSYLVANIA
    SERIES        SERIES         SERIES        SERIES        SERIES         SERIES
------------  ------------- --------------  ------------ ------------  ----------------
     64%           26%            55%           46%           65%            61%
     36            40             17            13            14             21
     --            27             12            33            16             15
     --             7             13             8             5              2
     --            --              3            --            --              1

     --            --             --            --             3             --
     --            --              5            --            --             --
      2             7             --            --             4             --
     27            11             16             5            16             18
     33            32             26            19            34             43
     10            33             11            14             2             16
     --             5              3             5             3             --
     20            --             17            22            20              5
      5             5              7            21             6              5
     --            --             --            --             6              5
      3             7             15            14             6              8
18 Years         16 Years       19 Years      18 Years      17 Years       17 Years
   5 Years       6 Years        6 Years        7 Years      6 Years         6 Years

    $10.78        $10.60         $10.70        $10.90        $10.77         $10.85
    $10.94        $10.70         $10.88        $11.11        $10.94         $10.97
    $ 0.53        $ 0.49         $ 0.53        $ 0.53        $ 0.53         $ 0.56

      6.52%         5.76%          6.99%         7.06%         6.67%          6.53%


DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- ARIZONA SERIES
PORTFOLIO OF INVESTMENTS November 30, 1997

 PRINCIPAL
 AMOUNT (IN                                                                   COUPON    MATURITY
 THOUSANDS)                                                                    RATE       DATE         VALUE
----------------------------------------------------------------------------------------------------------------
            ARIZONA TAX-EXEMPT MUNICIPAL BONDS (93.9%)
            General Obligation (12.7%)
  $ 200     Chandler, Sierra Vista Refg Ser 1991 (FGIC) .....................  7.00 %   07/01/12        $ 218,106
  1,000     Paradise Valley Unified School District #69, Ser B 1995 (MBIA) ..  5.25     07/01/15        1,006,820
            Phoenix,
    500      Refg Ser 1993 A ................................................  5.25     07/01/12          507,160
  1,550      Refg Ser 1992 ..................................................  6.375    07/01/13        1,696,583
    750     Tucson, Refg Ser 1995 (FGIC) ....................................  5.50     07/01/12          780,000
  1,000     Tucson Unified School District #1, 1989 Ser D 1992 (FGIC) .......  6.10     07/01/11        1,091,560
-----------                                                                                         -------------
  5,000                                                                                                 5,300,229
-----------                                                                                         -------------
            Educational Facilities Revenue (5.0%)
  1,000     Arizona Board of Regents, Arizona State University Ser 1992 A ...  5.50     07/01/19        1,011,440
  1,000     University of Arizona, Telecommunications Ser 1991 COPs .........  6.50     07/15/12        1,103,840
-----------                                                                                         -------------
  2,000                                                                                                 2,115,280
-----------                                                                                         -------------
            Hospital Revenue (9.5%)
    700     Arizona Health Facilities Authority, Pheonix Memorial Hospital
             Refg Ser 1991**  ...............................................  8.20     06/01/21          766,584
  2,000     Maricopa County Industrial Development Authority, Catholic
             Healthcare West 1992 Ser A (MBIA) ..............................  5.75     07/01/11        2,084,380
  1,100     Pima County Industrial Development Authority, Carondelet Health
             Care Corp Ser 1993 (MBIA) ......................................  5.25     07/01/13        1,129,480
-----------                                                                                         -------------
  3,800                                                                                                 3,980,444
-----------                                                                                         -------------
            Industrial Development/Pollution Control Revenue (9.2%)
  1,000     Greenlee County Industrial Development Authority, Phelps Dodge
             Corp Refg 1994 .................................................  5.45     06/01/09        1,029,470
  1,000     Mohave County Industrial Development Authority, Citizens
             Utilities Co 1993 Ser B (AMT) ..................................  5.80     11/15/28        1,017,750
  1,700     Santa Cruz County Industrial Development Authority, Citizens
             Utilities Co Ser 1991 (AMT) ....................................  7.15     02/01/23        1,791,341
-----------                                                                                         -------------
  3,700                                                                                                 3,838,561
-----------                                                                                         -------------
            Mortgage Revenue - Multi-Family (2.4%)
    955     Pima County Industrial Development Authority, Rancho Mirage Ser
-----------  1992 (AMT)(AGRC) ...............................................  7.05     04/01/22        1,010,132
                                                                                                    -------------

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- ARIZONA SERIES
PORTFOLIO OF INVESTMENTS November 30, 1997, continued

 PRINCIPAL
 AMOUNT (IN                                                                   COUPON    MATURITY
 THOUSANDS)                                                                    RATE       DATE         VALUE
----------------------------------------------------------------------------------------------------------------
            Public Facilities Revenue (4.9%)
            Arizona,
     $500    Refg Ser 1992 B COPs (AMBAC) ...................................  6.25 %    09/01/10       $ 540,675
      500    Ser 1991 COPs (FSA) ............................................  6.25      09/01/11         536,565
    1,000   Puerto Rico Infrastructure Financing Authority, Special Tax Ser
             1997 A (AMBAC)(WI) .............................................  5.00      07/01/28         969,490
-----------                                                                                         -------------
    2,000                                                                                               2,046,730
-----------                                                                                         -------------
            Transportation Facilities Revenue (14.0%)
    1,000   Phoenix, Street & Highway User Refg Ser 1993**  .................  5.125     07/01/11       1,002,130
    1,680   Phoenix Civic Improvement Corporation, Airport Terminal Excise
             Tax Ser 1989 (AMT) .............................................  7.80      07/01/11       1,718,455
            Tucson,
    1,000    Street & Highway User Sr Lien Refg Ser 1993 ....................  5.50      07/01/09       1,040,820
    1,000    Street & Highway User Sr Lien Refg Ser 1996 (MBIA) .............  6.00      07/01/10       1,109,370
    1,000   Puerto Rico Highway & Transportation Authority, Refg Ser X ......  5.25      07/01/21         973,570
-----------                                                                                         -------------
    5,680                                                                                               5,844,345
-----------                                                                                         -------------
            Water & Sewer Revenue (19.9%)
    1,000   Arizona Wastewater Management Authority, Wastewater Ser 1992 A
             (AMBAC) ........................................................  5.95      07/01/12       1,055,840
            Chandler,
      750    Water & Sewer Refg Ser 1991 (FGIC) .............................  7.00      07/01/12         817,898
    1,000    Water & Sewer Refg Ser 1992 (FGIC) .............................  6.25      07/01/13       1,083,780
    1,000   Gilbert, Water & Wastewater Refg Ser 1992 (FGIC) ................  6.50      07/01/22       1,098,790
            Phoenix Civic Improvement Corporation,
    1,000    Wastewater Jr Lien Ser 1994 ....................................  5.45      07/01/19       1,014,330
    1,000    Wastewater Refg Ser 1993 .......................................  4.75      07/01/23         910,360
    2,200   Tucson, Water Refg Ser 1991 .....................................  6.50      07/01/16       2,372,678
-----------                                                                                         -------------
    7,950                                                                                               8,353,676
-----------                                                                                         -------------
            Other Revenue (1.7%)
      700   Puerto Rico Industrial, Tourist, Educational, Medical &
-----------  Environmental Control Facilities Financing Authority, Teachers
             Retirement 1996 Ser B ..........................................  5.50      07/01/16         719,775
                                                                                                    -------------
            Refunded (14.6%)
    1,150   Arizona Health Facilities Authority, Phoenix Baptist Hospital &
             Medical Center Inc & Medical Environments Inc Ser 1992
             (MBIA)(ETM) ....................................................  6.25      09/01/11       1,259,423
    1,500   Arizona Transportation Board, Sub Highway Ser 1991 A ............  6.50      07/01/01++     1,632,690
    1,000   Central Arizona Water Conservative District, Ser 1991 B .........  6.50      05/01/01++     1,088,290
    1,000   Phoenix, Street & Highway User Ser 1992 .........................  6.25      07/01/02++     1,092,870

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- ARIZONA SERIES
PORTFOLIO OF INVESTMENTS November 30, 1997, continued

 PRINCIPAL
 AMOUNT (IN                                                                   COUPON    MATURITY
 THOUSANDS)                                                                    RATE       DATE         VALUE
----------------------------------------------------------------------------------------------------------------
    $1,000  Salt River Agricultural Improvement & Power District, Refg 1992
-----------  Ser D ..........................................................  6.25%     01/01/02+     $1,070,480
                                                                                                    -------------
     5,650                                                                                              6,143,753
-----------                                                                                         -------------
    37,435  TOTAL ARIZONA TAX-EXEMPT MUNICIPAL BONDS
-----------  (Identified Cost $36,930,105)  ............................................               39,352,925
                                                                                                    -------------
            SHORT-TERM ARIZONA TAX-EXEMPT MUNICIPAL OBLIGATION (6.1%)
     1,800  Pinal County Industrial Development Authority, Newmont Mining
             Corp Ser 1984 (Demand 12/01/97)  ...............................  3.85*     12/01/09       1,800,000
       700  Puerto Rico Infrastructure Financing Authority, Special Tax Ser
             1988 A .........................................................  7.90      07/01/98++       731,052
-----------                                                                                         -------------
     2,500  TOTAL SHORT-TERM ARIZONA TAX-EXEMPT MUNICIPAL OBLIGATIONS
-----------  (Identified Cost $2,516,278)  ...................................                          2,531,052
                                                                                                    -------------
   $39,935  TOTAL INVESTMENTS (Identified Cost $39,446,383) (a)  .....................      100.0%     41,883,977
===========
            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ...........................        0.0           6,581
                                                                                      ------------  -------------
            NET ASSETS ...............................................................      100.0%    $41,890,558
                                                                                      ============  =============

------------
AMT          Alternative Minimum Tax.
COPs         Certificates of Participation.
ETM          Escrowed to maturity.
WI           Security purchased on a when issued basis.
+            Prerefunded to call date shown.
++           Refunded to call date shown by forward delivery contract.
*            Current coupon of variable rate demand obligation.
**           All or a portion of these securities are segregated in
             connection with the purchase of when issued securities.
(a)          The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross and net unrealized appreciation is $2,437,594.

Bond Insurance:
---------------
AGRC         Asset Guaranty Reinsurance Company.
AMBAC        AMBAC Indemnity Corporation.
FGIC         Financial Guaranty Insurance Company.
FSA          Financial Security Assurance Inc.
MBIA         Municipal Bond Investors Assurance Corporation.

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- CALIFORNIA SERIES PORTFOLIO OF INVESTMENTS November 30, 1997

 PRINCIPAL
 AMOUNT (IN                                                                   COUPON    MATURITY
 THOUSANDS)                                                                    RATE       DATE          VALUE
----------- ---------------------------------------------------------------- -------- ------------ --------------
            CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS (94.4%)
            General Obligation (5.8%)
   $2,000   California, Various Purpose 04/01/93 (FSA) ......................  5.50 %   04/01/19     $2,021,480
    2,500   Carlsbad Unified School District, Ser 1997 (FGIC) ...............  0.00     11/01/16        918,750
    3,000   Mojave Water Agency, Impr Dist M Morongo Basin Pipeline Refg
             Ser 1996 (FGIC) ................................................  5.80     09/01/22      3,139,050
-----------                                                                                        --------------
    7,500                                                                                             6,079,280
-----------                                                                                        --------------
            Educational Facilities Revenue (10.5%)
            California Educational Facilities Authority,
    2,000    Carnegie Institution of Washington 1993 Ser A ..................  5.60     10/01/23      2,022,580
    4,000    Claremont Colleges Ser 1992 ....................................  6.375    05/01/22      4,243,920
    2,000    Loyola Marymount University Refg Ser 1992 ......................  6.00     10/01/14      2,066,140
    2,500    University of Southern California Ser 1993 B ...................  5.80     10/01/15      2,610,125
-----------                                                                                        --------------
   10,500                                                                                            10,942,765
-----------                                                                                        --------------
            Electric Revenue (9.7%)
    2,000   Kings River Conservation District, Pine Flat Power Ser D ........  6.00     01/01/17      2,085,180
    2,000   Los Angeles Department of Water & Power, Refg Issue of 1993
             (Secondary AMBAC) ..............................................  5.375    09/01/23      1,971,020
    1,000   Sacramento Municipal Utility District, Refg 1993 Ser D (MBIA) ...  5.625    11/15/15      1,020,200
    5,000   Southern California Public Power Authority, Mead -Phoenix
             (AMBAC) ........................................................  5.15     07/01/15      4,994,050
-----------                                                                                        --------------
   10,000                                                                                            10,070,450
-----------                                                                                        --------------
            Hospital Revenue (15.1%)
            California Health Facilities Financing Authority,
    2,000    Catholic Health Corp Ser 1992 (MBIA) ...........................  6.00     07/01/13      2,105,300
    2,000    Cedars-Sinai Medical Center Ser 1997 A (MBIA) ..................  5.25     08/01/27      1,961,520
    3,000    Scripps Memorial Hospitals Ser 1992 A (MBIA)** .................  6.375    10/01/22      3,272,580
            California Statewide Communities Development Authority,
    2,000    Cedars-Sinai Medical Center Ser 1992 COPs ......................  6.50     08/01/12      2,273,280
    2,000    John Muir/Mount Diablo Health COPs (MBIA) ......................  5.125    08/15/22      1,938,540
    2,000   Duarte, City of Hope National Medical Center Ser 1993 COPs ......  6.00     04/01/08      2,079,500
    2,000   Duarte, City of Hope National Medical Center Ser 1993 COPs ......  6.125    04/01/13      2,078,160
-----------                                                                                        --------------
   15,000                                                                                            15,708,880
-----------                                                                                        --------------
            Industrial Development/Pollution Control Revenue (2.6%)
            California Pollution Control Financing Authority,
    1,000    Pacific Gas & Electric Co 1992 Ser A (AMT) .....................  6.625    06/01/09      1,089,050
    1,500    San Diego Gas and Electric Co 1996 Ser A .......................  5.90     06/01/14      1,622,340
-----------                                                                                        --------------
    2,500                                                                                             2,711,390
-----------                                                                                        --------------

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- CALIFORNIA SERIES
PORTFOLIO OF INVESTMENTS November 30, 1997, continued

 PRINCIPAL
 AMOUNT (IN                                                                   COUPON    MATURITY
 THOUSANDS)                                                                    RATE       DATE          VALUE
----------- ---------------------------------------------------------------- -------- ------------ --------------
            Mortgage Revenue - Multi-Family (2.1%)
   $2,000   California Housing Finance Agency, Rental II 1992 Ser B .........  6.70 %   08/01/15     $2,121,780
-----------                                                                                        --------------
            Mortgage Revenue - Single-Family (4.9%)
      690   California Housing Finance Agency, Home 1991 Ser C (AMT) (MBIA) .  7.00     08/01/23        726,908
    3,000   California Rural Home Finance Authority, 1997 Ser A .............  6.25     09/01/29      3,337,440
      935   Puerto Rico Housing Finance Corporation, Portfolio One
             GNMA-Backed Ser C ..............................................  6.85     10/15/23        988,809
-----------                                                                                        --------------
    4,625                                                                                             5,053,157
-----------                                                                                        --------------
            Public Facilities Revenue (8.7%)
    2,000   Los Angeles County, 1991 Master Refg COPs .......................  6.708    05/01/15      2,113,200
    2,000   San Jose Financing Authority, Convention Center Refg 1993 Ser C .  6.375    09/01/13      2,127,620
    2,700   Torrance, Refg 1991 COPs ........................................  6.80     07/01/12      2,926,260
    2,000   Puerto Rico Infrastructure Financing Authority, Special Tax Ser
             1997 A (AMBAC)(WI) .............................................  5.00     07/01/28      1,938,980
-----------                                                                                        --------------
    8,700                                                                                             9,106,060
-----------                                                                                        --------------
            Tax Allocation (1.0%)
    1,000   Industry Urban-Development Agency, Transportation-Distribution-
-----------  Industrial Redev Proj #3 1992 Refg .............................  6.90     11/01/16      1,087,480
                                                                                                   --------------
            Transportation Facilities Revenue (5.0%)
    2,000   Los Angeles County Transportation Commission, Sales Tax Ser
             1991-B .........................................................  6.50     07/01/13      2,141,140
    1,000   San Francisco Bay Area Rapid Transit District, Sales Tax Ser
             1991 (FGIC) ....................................................  6.60     07/01/12      1,088,710
    2,000   San Joaquin Hills Transportation Corridor Agency, Toll Road Refg
             Ser 1997 A (MBIA) ..............................................  5.25     01/15/30      1,972,360
-----------                                                                                        --------------
    5,000                                                                                             5,202,210
-----------                                                                                        --------------
            Water & Sewer Revenue (15.5%)
    1,000   Alameda County Water District, 1992 COPs (MBIA) .................  6.20     06/01/13      1,058,340
      745   California Department of Water Resources, Central Valley Ser
             J-2 ............................................................  6.00     12/01/20        774,636
    1,000   Contra Costa Water Authority, 1992 Ser E (AMBAC) ................  6.25     10/01/12      1,141,120
    3,000   East Bay Municipal Utility District, Water Refg Ser 1992** ......  6.00     06/01/20      3,154,710
    1,000   Los Angeles, Wastewater 1991 Ser C ..............................  7.10     06/01/18      1,062,260
    2,600   Metropolitan Water District of Southern California, Waterworks
             1997 Ser A (WI) ................................................  5.00     07/01/26      2,504,190
    4,000   San Diego County Water Authority, Ser 1991-B COPs (MBIA) ........  6.30     04/08/21      4,380,200
    2,000   San Francisco Public Utilities Commission, Water 1992 Refg
             Ser A ..........................................................  6.00     11/01/15      2,109,460
-----------                                                                                        --------------
   15,345                                                                                            16,184,916
-----------                                                                                        --------------


                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- CALIFORNIA SERIES
PORTFOLIO OF INVESTMENTS November 30, 1997, continued

 PRINCIPAL
 AMOUNT (IN                                                                   COUPON    MATURITY
 THOUSANDS)                                                                    RATE       DATE          VALUE
----------- ---------------------------------------------------------------- -------- ------------ --------------
            Refunded (13.5%)
    $1,000  Berkeley, Alta Bates Medical Center Refg Ser A ..................  6.50%   12/01/02++     $1,116,260
     2,000  California Educational Facilities Authority, University of San
             Francisco Ser 1992 .............................................  6.40    10/01/02++      2,224,460
     2,000  California Public Works Board, California State University 1992
             Ser A ..........................................................  6.70    10/01/02++      2,250,500
     2,000  Central Coast Water Authority, Ser 1992 (AMBAC) .................  6.50    10/01/02++      2,233,140
     2,700  Mojave Water Agency, Impr Dist M Morongo Basin Pipeline Ser
             1992 ...........................................................  6.60    09/01/02++      3,022,191
     1,000  San Diego County Regional Transportation Commission Sales Tax
             1991 Ser A (ETM)** .............................................  6.00    04/01/08        1,089,350
     2,000  Santa Clara Transit District, Sales Tax 1991 Ser A ..............  6.25    12/01/00++      2,124,020
-----------                                                                                        --------------
    12,700                                                                                            14,059,921
-----------                                                                                        --------------
    94,870  TOTAL CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS
----------- (Identified Cost $91,668,951)  ........................................................   98,328,289
                                                                                                   --------------
            SHORT-TERM CALIFORNIA TAX-EXEMPT MUNICIPAL OBLIGATIONS (5.1%)
     4,300  Newport Beach, Hoag Memorial Hospital/Presbyterian Ser 1992
             (Demand 12/01/97)  .............................................  3.80*   10/01/22        4,300,000
     1,000  Puerto Rico Infrastructure Financing Authority, Special Tax Ser
             1988 A .........................................................  7.90    07/01/98++      1,044,360
-----------                                                                                        --------------
     5,300  TOTAL SHORT-TERM CALIFORNIA TAX-EXEMPT MUNICIPAL OBLIGATIONS                               5,344,360
----------- (Identified Cost $5,322,701)  ...................................                      -------------

  $100,170  TOTAL INVESTMENTS (Identified Cost $96,991,652) (a) ......................      99.5%    103,672,649
===========
            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES  ..........................       0.5         536,420
                                                                                      ------------ --------------
            NET ASSETS  ..............................................................     100.0%   $104,209,069
                                                                                      ============ ==============

-------------

AMT          Alternative Minimum Tax.
COPs         Certificates of Participation.
ETM          Escrowed to maturity.
WI           Security purchased on a when issued basis.
+            Prerefunded to call date shown.
++           Refunded to call date shown by forward delivery contract.
*            Current coupon of variable rate demand obligation.
**           All or a portion of these securities are segregated in
             connection with the purchase of when issued securities.
(a)          The aggregate cost for federal income tax purposes approximates identified cost.
             The aggregate gross unrealized appreciation is $6,688,650 and the aggregate gross unrealized depreciation is $7,653, resulting in net unrealized appreciation of $6,680,997.
Bond Insurance:
--------------
AMBAC        AMBAC Indemnity Corporation.
FGIC         Financial Guaranty Insurance Company.
FSA          Financial Security Assurance Inc.
MBIA         Municipal Bond Investors Assurance Corporation.

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- FLORIDA SERIES
PORTFOLIO OF INVESTMENTS November 30, 1997

 PRINCIPAL
 AMOUNT (IN                                                                   COUPON    MATURITY
 THOUSANDS)                                                                    RATE       DATE        VALUE
-----------------------------------------------------------------------------------------------------------------
            FLORIDA TAX-EXEMPT MUNICIPAL BONDS (95.4%)
            General Obligation (2.5%)
   $1,500   Florida Board of Education, Capital Outlay Refg Ser 1992 A  .....  6.40 %   06/01/19    $1,622,295
-----------                                                                                       -------------
            Educational Facilities Revenue (2.4%)
    1,500   Volusia County Educational Facilities Authority, Embry-Riddle
-----------  Aeronautical University Ser 1996 A .............................  6.125    10/15/16     1,578,405
                                                                                                  -------------
            Electric Revenue (9.2%)
    2,000   Jacksonville Electric Authority, St Johns River Power Park
             Issue 2 Ser 7 ...................................................  5.50    10/01/14     2,017,720
            Orlando Utilities Commission,
    1,000    Refg Ser 1993 A ................................................  5.25     10/01/14       999,930
    1,000    Ser 1993 .......................................................  5.125    10/01/19       974,920
    2,000   Puerto Rico Electric Power Authority, Power Ser O ...............  5.00     07/01/12     1,965,360
-----------                                                                                       -------------
    6,000                                                                                            5,957,930
-----------                                                                                       -------------
            Hospital Revenue (10.5%)
    1,000   Alachua County Health Facilities Authority, Shands Teaching
             Hospital & Clinics Ser 1996 A (MBIA) ...........................  6.25     12/01/11     1,141,140
      500   Cape Canaveral Hospital District, Cape Canaveral Hospital Ser
             1991 COPs (AMBAC) ..............................................  6.875    01/01/21       541,850
    1,000   Hillsborough County Industrial Authority, Allegany Health/John
             Knox Village of Tampa Bay Inc Ser 1992 (MBIA) ..................  6.375    12/01/12     1,080,960
    1,000   Jacksonville, University Medical Center Inc Ser 1992 (Connie
             Lee) ...........................................................  6.60     02/01/21     1,088,690
    2,000   Orange County Health Facilities Authority, Adventist
             Health/Sunbelt Ser 1995 (AMBAC) ................................  5.25     11/15/20     1,971,100
      965   Polk County Industrial Development Authority, United Haven
             Hospital 1985 Ser 2 (MBIA) .....................................  6.25     09/01/15     1,038,745
-----------                                                                                       -------------
    6,465                                                                                            6,862,485
-----------                                                                                       -------------
            Industrial Development/Pollution Control Revenue (9.0%)
            Citrus County,
    1,000    Florida Power Corp Refg Ser 1992 B .............................  6.35     02/01/22     1,067,990
    2,000    Florida Power Corp Refg Ser 1992 A** ...........................  6.625    01/01/27     2,156,120
    1,500   St Johns County Industrial Development Authority, Professional
             Golf Hall of Fame Ser 1996 (MBIA) ..............................  5.80     09/01/16     1,574,625
    1,000   St Lucie County, Florida Power & Light Co Ser 1992 (AMT)  .......  6.70     05/01/27     1,081,730
-----------                                                                                       -------------
    5,500                                                                                            5,880,465
-----------                                                                                       -------------
            Mortgage Revenue - Single Family (3.5%)
      540   Brevard County Housing Finance Authority, Refg Ser 1991 B (FSA) .  7.00     03/01/13       573,070
      385   Florida Housing Finance Agency, GNMA Collateral 1990 Ser G-1
             (AMT)  .........................................................  7.90     03/01/22       409,120
    1,230   Puerto Rico Housing Finance Corporation, Portfolio One
             GNMA-Backed Ser C ..............................................  6.85     10/15/23     1,300,786
-----------                                                                                       -------------
    2,155                                                                                            2,282,976
-----------                                                                                       -------------

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- FLORIDA SERIES
PORTFOLIO OF INVESTMENTS November 30, 1997, continued

 PRINCIPAL
 AMOUNT (IN                                                                   COUPON    MATURITY
 THOUSANDS)                                                                    RATE       DATE        VALUE
-----------------------------------------------------------------------------------------------------------------
            Public Facilities Revenue (9.9%)
   $1,000   Miami Sports & Exhibition Authority, Refg Ser 1992 A (FGIC)  ....  6.15 %   10/01/20    $1,066,360
    2,000   Orlando, Capital Improvement Refg Ser 1992 ......................  6.00     10/01/22     2,079,560
    3,000   Palm Beach County, Criminal Justice Ser 1997 (FGIC) .............  5.75     06/01/13     3,257,700
-----------                                                                                       -------------
    6,000                                                                                            6,403,620
-----------                                                                                       -------------
            Resource Recovery Revenue (3.3%)
      950   Broward County, Broward Waste Energy Co North Ser 1984 ..........  7.95     12/01/08     1,035,433
    1,000   Lee County, Solid Waste Ser 1991 A (AMT)(MBIA) ..................  6.50     10/01/13     1,078,510
-----------                                                                                       ------------
    1,950                                                                                            2,113,943
-----------                                                                                       -------------
            Transportation Facilities Revenue (20.4%)
            Dade County,
    1,000    Aviation 1992 Ser B (AMT)(MBIA) ................................  6.60     10/01/22     1,091,850
    1,000    Seaport Refg Ser 1996 (MBIA) ...................................  5.125    10/01/26       977,100
    1,000   Florida Department of Transportation, Turnpike Ser 1991 A
             (AMBAC) ........................................................  6.25     07/01/20     1,060,110
            Greater Orlando Aviation Authority,
    1,000    Ser 1997 (AMT)(FGIC)(WI) .......................................  5.75     10/01/11     1,072,130
      750    Ser 1992 A (AMT)(FGIC) .........................................  6.50     10/01/12       816,023
    1,000    Ser 1993 A (AMT)(AMBAC) ........................................  5.50     10/01/18       997,460
    1,000   Hillsborough County Aviation Authority, Tampa Int'l Airport Refg
             Ser 1993 B (FGIC) ..............................................  5.60     10/01/19     1,019,610
    1,500   Lee County, Refg Ser 1991 (AMBAC) ...............................  6.00     10/01/17     1,561,290
    3,000   Mid-Bay Bridge Authority, Sr Lien Crossover Refg Ser 1993 A  ....  6.10     10/01/22     3,109,290
    1,500   Osceola County, Osceola Parkway (MBIA) ..........................  6.10     04/01/17     1,593,825
-----------                                                                                       -------------
   12,750                                                                                           13,298,688
-----------                                                                                       -------------
            Water & Sewer Revenue (9.5%)
    2,000   Dade County, Water & Sewer Ser 1995 (FGIC) ......................  5.50     10/01/25     2,024,100
    1,000   Orange County, Water Utilities Ser 1992 (AMBAC) .................  6.25     10/01/17     1,078,150
    2,000   Sunrise, Utility Ser 1996 A (AMBAC) .............................  5.75     10/01/21     2,079,060
    1,000   Tampa, Water & Sewer Ser 1995 (FGIC) ............................  5.125    10/01/17       993,040
-----------                                                                                       -------------
    6,000                                                                                            6,174,350
-----------                                                                                       -------------
            Refunded (15.2%)
    1,500   Brevard County School Board, Florida School Boards Assn Inc Ser
             1992 A COPs (AMBAC) ............................................  6.50     07/01/02+    1,664,100
    1,000   Lakeland, Regional Medical Center Ser 1992 A (FGIC) .............  6.125    11/15/02+    1,097,440
    1,900   Orlando Utilities Commission, Ser 1991 A ........................  6.50     10/01/01+    2,087,226
    1,000   South Broward Hospital District, Ser 1991 B & C (AMBAC)  ........  6.611    05/01/01+    1,097,000
    2,150   St Lucie County, Sales Tax Ser 1992 (FGIC) ......................  6.50     10/01/02+    2,394,606
    1,440   Tampa, Water & Sewer Ser 1992 A (FGIC) ..........................  6.00     10/01/02+    1,560,888
-----------                                                                                       -------------
    8,990                                                                                            9,901,260
-----------                                                                                       -------------
   58,810   TOTAL FLORIDA TAX-EXEMPT MUNICIPAL BONDS
----------- (Identified Cost $57,726,647) ........................................................  62,076,417
                                                                                                 -------------

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- FLORIDA SERIES
PORTFOLIO OF INVESTMENTS November 30, 1997, continued

 PRINCIPAL
 AMOUNT (IN                                                                   COUPON    MATURITY
 THOUSANDS)                                                                    RATE       DATE        VALUE
-----------------------------------------------------------------------------------------------------------------
            SHORT-TERM FLORIDA TAX-EXEMPT MUNICIPAL OBLIGATIONS (4.6%)
    $1,500  Dade County Health Facilities Authority, Miami Childrens
             Hospital Ser 1990 (Demand 12/01/97) ............................  3.95*%   09/01/20    $1,500,000
     1,500  Escambia County, Gulf Power Co Ser 1997 (Demand 12/01/97)  ......  3.95*    07/01/22     1,500,000
-----------                                                                                       -------------
     3,000  TOTAL SHORT-TERM FLORIDA TAX-EXEMPT MUNICIPAL OBLIGATIONS
----------- (Identified Cost $3,000,000) .........................................................   3,000,000
                                                                                                  -------------
   $61,810  TOTAL INVESTMENTS (Identified Cost $60,726,647) (a) ......................     100.0%   65,076,417
===========
            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ...........................       0.0        11,724
                                                                                      ----------- -------------
            NET ASSETS ...............................................................     100.0%  $65,088,141
                                                                                      =========== =============

------------
AMT          Alternative Minimum Tax.
COPs         Certificates of Participation.
WI           Security purchased on a when issued basis.
+            Prerefunded to call date shown.
*            Current coupon of variable rate demand obligation.
**           A portion of this security is segregated in connection with the purchase of a when issued security.
  (a)        The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross and net unrealized appreciation is $4,349,770.

Bond Insurance:
--------------
AMBAC        AMBAC Indemnity Corporation.
Connie Lee   Connie Lee Insurance Company.
FGIC         Financial Guaranty Insurance Company.
FSA          Financial Security Assurance Inc.
MBIA         Municipal Bond Investors Assurance Corporation.

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- MASSACHUSETTS SERIES PORTFOLIO OF INVESTMENTS November 30, 1997

 PRINCIPAL
 AMOUNT (IN                                                                   COUPON   MATURITY
 THOUSANDS)                                                                    RATE      DATE        VALUE
--------------------------------------------------------------------------------------------------------------
            MASSACHUSETTS TAX-EXEMPT MUNICIPAL BONDS (96.6%)
            General Obligation (7.4%)
            Massachusetts,
  $ 500      Refg 1992 Ser B ................................................  6.50 %  08/01/08       $ 572,565
    500      Refg 1993 Ser A** ..............................................  5.50    02/01/11         511,550
-----------                                                                                       -------------
  1,000                                                                                               1,084,115
-----------                                                                                       -------------
            Educational Facilities Revenue (28.0%)
            Massachusetts Health & Educational Facilities Authority,
    100      Amherst College Ser E ..........................................  6.80    11/01/21         109,336
    800      Boston College Ser K ...........................................  5.25    06/01/18         787,168
    400      Boston University Ser K & L (MBIA) .............................  6.66    10/01/31         435,344
    150      Community College Ser A (Connie Lee) ...........................  6.60    10/01/22         163,751
    400      Suffolk University Ser B (Connie Lee) ..........................  6.25    07/01/12         428,348
    300      Suffolk University Ser C (Connie Lee) ..........................  5.75    07/01/26         311,310
    500      University of Massachusetts Foundation Inc/Medical School
              Research Ser A (Connie Lee) ...................................  6.00    07/01/23         520,360
            Massachusetts Industrial Finance Agency,
    500      College of the Holy Cross (MBIA)  ..............................  5.50    03/01/16         511,365
    500      Deerfield Academy Ser 1997 (WI) ................................  5.25    10/01/27         494,020
    300      Mount Holyoke College Refg Ser 1992 A (MBIA) ...................  6.30    07/01/13         322,824
-----------                                                                                       -------------
  3,950                                                                                               4,083,826
-----------                                                                                       -------------
            Electric Revenue (7.3%)
    500     Massachusetts Municipal Wholesale Electric Company, Power Supply
             1992 Ser C .....................................................  6.625   07/01/18         535,370
    500     Puerto Rico Electric Power Authority, Power Ser X ...............  6.00    07/01/15         525,255
-----------                                                                                       -------------
  1,000                                                                                               1,060,625
-----------                                                                                       -------------
            Hospital Revenue (17.2%)
    500     Boston, Boston City Hospital -FHA Insured Mtge Refg Ser B .......  5.75    02/15/13         508,190
            Massachusetts Health & Educational Facilities Authority,
    100      Charlton Memorial Hospital Ser B ...............................  7.25    07/01/13         109,815
    500      Lahey Clinic Medical Center Ser B (MBIA) .......................  5.625   07/01/15         510,960
  1,000      Massachusetts General Hospital Ser F (MBIA) ....................  6.00    07/01/15       1,047,040
    200      McLean Hospital Ser C (FGIC) ...................................  6.625   07/01/15         218,304
    100      New England Deaconess Hospital Ser C ...........................  7.20    04/01/22         109,254
-----------                                                                                       -------------
  2,400                                                                                               2,503,563
-----------                                                                                       -------------

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- MASSACHUSETTS SERIES
PORTFOLIO OF INVESTMENTS November 30, 1997, continued

 PRINCIPAL
 AMOUNT (IN                                                                   COUPON   MATURITY
 THOUSANDS)                                                                    RATE      DATE        VALUE
--------------------------------------------------------------------------------------------------------------
            Industrial Development/Pollution Control Revenue (7.0%)
   $1,000   Massachusetts Industrial Finance Agency, Eastern Edison Co
-----------  Refg Ser 1993 ..................................................  5.875%  08/01/08      $1,020,310
                                                                                                  -------------
            Mortgage Revenue - Multi-Family (3.7%)
      500   Massachusetts Housing Finance Agency, Rental 1994 Ser A (AMT)
             (AMBAC) ........................................................  6.60    07/01/14         535,320
-----------                                                                                       -------------
            Mortgage Revenue - Single Family (4.7%)
            Massachusetts Housing Finance Agency,
      435    Ser 21 (AMT) ...................................................  6.30    06/01/25         448,072
      220    Ser 21 (AMT) ...................................................  7.125   06/01/25         235,270
-----------                                                                                       -------------
      655                                                                                               683,342
-----------                                                                                       -------------
            Student Loan Revenue (4.0%)
      130   Massachusetts Educational Facilities Authority, Education Loan
             Issue D Ser A 1991 (AMT)(MBIA) .................................  7.25    01/01/09         139,538
      400   New England Education Loan Marketing Corporation, 1992 Sub Issue
             H (AMT) ........................................................  6.90    11/01/09         445,512
-----------                                                                                       -------------
      530                                                                                               585,050
-----------                                                                                       -------------
            Transportation Facilities Revenue (6.7%)
      500   Massachusetts Port Authority, Ser 1997-B (AMT) ..................  5.375   07/01/27         490,175
      500   Massachusetts Turnpike Authority, 1997 Ser A (MBIA) .............  5.00    01/01/37         473,760
-----------                                                                                       -------------
    1,000                                                                                               963,935
-----------                                                                                       -------------
            Water & Sewer Revenue (10.6%)
      500   Boston Water & Sewer Commission, Sr 1992 Ser A ..................  5.75    11/01/13         535,125
      500   Massachusetts Water Pollution Abatement Trust, Pool Ser 2 .......  5.70    02/01/12         527,195
      500   Massachusetts Water Resources Authority, 1995 Ser B (MBIA) ......  5.00    12/01/25         478,235
-----------                                                                                       -------------
    1,500                                                                                             1,540,555
-----------                                                                                       -------------
   13,535   TOTAL MASSACHUSETTS TAX-EXEMPT MUNICIPAL BONDS
----------- (Identified Cost $13,224,516) .......................................................    14,060,641
                                                                                                  -------------

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- MASSACHUSETTS SERIES
PORTFOLIO OF INVESTMENTS November 30, 1997, continued

 PRINCIPAL
 AMOUNT (IN                                                                   COUPON   MATURITY
 THOUSANDS)                                                                    RATE      DATE        VALUE
--------------------------------------------------------------------------------------------------------------
            SHORT-TERM MASSACHUSETTS TAX-EXEMPT MUNICIPAL OBLIGATION (3.4%)
   $   500  Massachusetts Industrial Financing Agency, New England Power Co
-----------  1992 Ser (Demand 12/01/97) (Identified Cost $500,000) ..........  4.05*%  10/01/22     $   500,000
                                                                                                  -------------
   $14,035  TOTAL INVESTMENTS (Identified Cost $13,724,516) (a) ......................    100.0%     14,560,641
===========
            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ...........................      0.0             634
                                                                                      ----------  -------------
            NET ASSETS ...............................................................    100.0%    $14,561,275
                                                                                      ==========  =============

------------
AMT          Alternative Minimum Tax.
WI           Security purchased on a when issued basis.
*            Current coupon of variable rate demand obligation.
**           A portion of this security is segregated in connection with the purchase of a when issued security.
(a)          The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross and net unrealized appreciation is $836,125.

Bond Insurance:
---------------
AMBAC        AMBAC Indemnity Corporation.
Connie Lee   Connie Lee Insurance Company.
FGIC         Financial Guaranty Insurance Company.
MBIA         Municipal Bond Investors Assurance Corporation.

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- MICHIGAN SERIES
PORTFOLIO OF INVESTMENTS November 30, 1997

 PRINCIPAL
 AMOUNT (IN                                                                   COUPON    MATURITY
 THOUSANDS)                                                                    RATE       DATE        VALUE
-----------------------------------------------------------------------------------------------------------------
            MICHIGAN TAX-EXEMPT MUNICIPAL BONDS (94.7%)
            General Obligation (13.8%)
     $900   Chelsea School District, 1995 Bldg & Site (FGIC) ................  5.875%   05/01/25       $ 940,977
      800   Holly Area School District, 1995 Bldg & Site (FGIC) .............  5.375    05/01/13         810,888
      900   Mona Shores Public Schools, 1995 Bldg & Site (FGIC) .............  5.80     05/01/17         940,986
-----------                                                                                        -------------
    2,600                                                                                              2,692,851
-----------                                                                                        -------------
            Educational Facilities Revenue (16.9%)
      800   Central Michigan University, Refg Ser 1993 (AMBAC)** ............  5.50     10/01/10         823,344
      500   Lake Superior State University, Ser 1997 (MBIA)(WI)  ............  5.125    11/15/19         486,815
    1,000   Michigan State University, Ser 1992 A ...........................  6.00     08/15/16       1,052,380
      900   Oakland University, Board of Trustees, Ser 1995 (MBIA) ..........  5.75     05/15/26         933,885
-----------                                                                                        -------------
    3,200                                                                                              3,296,424
-----------                                                                                        -------------
            Electric Revenue (6.8%)
      800   Michigan Public Power Agency, Belle River 1993 A ................  5.25     01/01/18         785,352
      500   Wyandotte, Electric Refg 1992 (MBIA) ............................  6.25     10/01/17         539,350
-----------                                                                                        -------------
     1300                                                                                              1,324,702
-----------                                                                                        -------------
            Hospital Revenue (7.3%)
    1,000   Michigan Hospital Finance Authority, Mercy Health Services Oblig
             Group 1996 Ser R (AMBAC) .......................................  5.375    08/15/16       1,005,990
      400   University of Michigan, Ser 1990 ................................  6.375    12/01/24         415,864
-----------                                                                                        -------------
    1,400                                                                                              1,421,854
-----------                                                                                        -------------
            Industrial Development/Pollution Control Revenue (2.8%)
      500   Monroe County, Detroit Edison Co Collateralized Ser 1-1992 (AMT)
             (MBIA) .........................................................  6.875    09/01/22         547,900
-----------                                                                                        -------------
            Mortgage Revenue - Multi-Family (9.9%)
            Michigan Housing Development Authority,
      500    Rental Ser 1992 A ..............................................  6.60     04/01/12         530,965
      915    1992 Ser A (FSA) ...............................................  6.50     04/01/23         962,250
      400    Ser 1990 A (AMT) ...............................................  7.70     04/01/23         429,224
-----------                                                                                        -------------
    1,815                                                                                              1,922,439
-----------                                                                                        -------------
            Nursing & Health Related Facilities Revenue (6.6%)
    1,200   University of Michigan, Medical Service Plan Ser 1991 ...........  6.50     12/01/21       1,294,800
-----------                                                                                        -------------
            Public Facilities (8.2%)
    1,500   Michigan Building Authority, Refg Ser I .........................  6.25     10/01/20       1,596,000
-----------                                                                                        -------------
            Transportation Facilities Revenue (1.4%)
      250   Wayne County, Detroit Metropolitan Wayne County Airport Sub Lien
             Ser 1991 B (AMT)(MBIA) .........................................  6.75     12/01/21         271,240
-----------                                                                                        -------------

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- MICHIGAN SERIES
PORTFOLIO OF INVESTMENTS November 30, 1997, continued

 PRINCIPAL
 AMOUNT (IN                                                                   COUPON    MATURITY
 THOUSANDS)                                                                    RATE       DATE        VALUE
-----------------------------------------------------------------------------------------------------------------
            Water & Sewer Revenue (7.5%)
            Detroit,
    $1,000   Sewage Refg Ser 1993 A (FGIC) ..................................  5.70 %   07/01/23      $1,021,530
       400   Water Supply Refg Ser 1992 (FGIC) ..............................  6.375    07/01/22         433,784
-----------                                                                                        -------------
     1,400                                                                                             1,455,314
-----------                                                                                        -------------
            Refunded (13.5%)
            Detroit,
       500   Sewage Disposal Ser 1991 (FGIC) ................................  6.625    07/01/01+        548,095
       600   Water Supply Refg Ser 1992 (FGIC) ..............................  6.375    07/01/02+        661,404
       500  Kentwood Public Schools, 1992 Bldg & Site Refg ..................  6.40     05/01/02+        549,315
       300  Michigan Hospital Finance Authority, Detroit Medical Center
             Oblig Group Ser 1991 A .........................................  7.50     08/15/01+        338,499
       500  Royal Oak Hospital Finance Authority, William Beaumont Hospital
             Ser 1991 D .....................................................  6.75     01/01/01+        544,765
-----------                                                                                        -------------
     2,400                                                                                             2,642,078
-----------                                                                                        -------------
    17,565  TOTAL MICHIGAN TAX-EXEMPT MUNICIPAL BONDS
----------- (Identified Cost $17,263,604) ........................................................    18,465,602
                                                                                                   -------------
            SHORT-TERM MICHIGAN TAX-EXEMPT MUNICIPAL OBLIGATIONS (5.6%)
       900  Delta County Economic Development Corporation, Mead-Escanaba
             Paper Corp 1985 Ser E (Demand 12/01/97) ........................  3.80*    12/01/23         900,000
       200  Royal Oak Hospital Finance Authority, William Beaumont Hospital
             Ser 1996 J (Demand 12/01/97) ...................................  3.80*    01/01/03         200,000
-----------                                                                                        -------------
     1,100  TOTAL SHORT-TERM MICHIGAN TAX-EXEMPT MUNICIPAL OBLIGATIONS
----------- (Identified Cost $1,100,000) .........................................................     1,100,000
                                                                                                   -------------
   $18,665  TOTAL INVESTMENTS (Identified Cost $18,363,604) (a) ......................   100.3%       19,565,602
===========
            LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS ...........................    (0.3)         (53,232)
                                                                                      -----------  -------------
            NET ASSETS  ..............................................................   100.0%      $19,512,370
                                                                                      ===========  =============

-------------
AMT          Alternative Minimum Tax.
WI           Security purchased on a when issued basis.
+            Prerefunded to call date shown.
*            Current coupon of variable rate demand obligation.
**           A portion of this security is segregated in connection with the purchase of a when issued security.
(a)          The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross and net unrealized
             appreciation is $1,201,998.
Bond Insurance:
---------------
AMBAC        AMBAC Indemnity Corporation.
FGIC         Financial Guaranty Insurance Company.
FSA          Financial Security Assurance Inc.
MBIA         Municipal Bond Investors Assurance Corporation.

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- MINNESOTA SERIES PORTFOLIO OF INVESTMENTS November 30, 1997

PRINCIPAL
AMOUNT (IN                                                                    COUPON    MATURITY
THOUSANDS)                                                                     RATE       DATE       VALUE
----------- ---------------------------------------------------------------- -------- ----------- -----------
            MINNESOTA TAX-EXEMPT MUNICIPAL BONDS (92.5%)
            General Obligation (4.9%)
            Minneapolis,
     $100    Sales Tax Refg Ser 1992 ........................................  6.25 %   04/01/12    $108,515
      300    Dtd 8/15/92 ....................................................  5.90     12/01/13     317,544
-----------                                                                                       -----------
      400                                                                                            426,059
-----------                                                                                       -----------
            Educational Facilities Revenue (14.0%)
            Minnesota Higher Education Facilities Authority,
      200    Northfield St Olaf College 1992 ................................  6.40     10/01/21     215,670
    1,000    University of Minnesota Ser 1993 A  ............................  4.80     08/15/03   1,012,880
-----------                                                                                       -----------
    1,200                                                                                          1,228,550
-----------                                                                                       -----------
            Electric Revenue (9.2%)
      400   Southern Minnesota Municipal Power Agency, Ser 1993 B ...........  5.00     01/01/13     387,620
      400   Western Minnesota Municipal Power Agency, Refg 1996 Ser A
             (AMBAC) ........................................................  5.50     01/01/12     415,036
-----------                                                                                       -----------
      800                                                                                            802,656
-----------                                                                                       -----------
            Hospital Revenue (13.1%)
      400   Robbinsdale, North Memorial Medical Center Ser 1993 A (AMBAC) ...  5.45     05/15/13     407,300
            Rochester,
      200    Mayo Foundation/Mayo Medical Center Ser 1992 I .................  5.75     11/15/21     204,130
      200    Mayo Foundation/Mayo Medical Center Ser 1992 F .................  6.25     11/15/21     215,462
      300   Saint Paul Housing & Redevelopment Authority, Health East Refg
             Ser 1993-A .....................................................  6.625    11/01/17     320,040
-----------                                                                                       -----------
    1,100                                                                                          1,146,932
-----------                                                                                       -----------
            Industrial Development/Pollution Control Revenue (13.5%)
      500   Anoka County, United Power Assoc Ser 1987 A (NRU-CFC Gtd) (AMT) .  6.95     12/01/08     538,585
      400   Bass Brook, Minnesota Power & Light Co Refg Ser 1992 ............  6.00     07/01/22     412,668
            Minneapolis Community Development Agency,
      100    Ltd Tax Supported Common Bond Fund Ser 1991-3 ..................  8.25     12/01/11     114,770
      100    Ltd Tax Supported Common Bond Fund Ser 1991-1 (AMT) ............  8.00     12/01/16     112,883
-----------                                                                                       -----------
    1,100                                                                                          1,178,906
-----------                                                                                       -----------
            Mortgage Revenue - Multi-Family (6.0%)
      300   Burnsville, Summit Park Apts - FHA Insured Refg Ser 1993 ........  6.00     07/01/33     306,390
      200   Minnesota Housing Finance Agency, Ser 1992 A ....................  6.95     08/01/17     212,468
-----------                                                                                       -----------
      500                                                                                            518,858
-----------                                                                                       -----------
            Mortgage Revenue - Single-Family (10.5%)
      155   Minneapolis-Saint Paul Housing Finance Board, GNMA-Backed Phase
             IX Ser 1991 (AMT) ..............................................  7.25     08/01/21     163,572
            Minnesota Housing Finance Agency,
       85    Ser 1990 D (AMT) ...............................................  8.00     01/01/23      89,735
      435    Ser 1992 C-1 (AMT) .............................................  6.75     07/01/23     457,685
      200    Ser 1992 H (AMT) ...............................................  6.50     01/01/26     209,450
-----------                                                                                       -----------
      875                                                                                            920,442
-----------                                                                                       -----------

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- MINNESOTA SERIES
PORTFOLIO OF INVESTMENTS November 30, 1997, continued

PRINCIPAL
AMOUNT (IN                                                                    COUPON    MATURITY
THOUSANDS)                                                                     RATE       DATE       VALUE
----------- ---------------------------------------------------------------- -------- ----------- -----------
            Nursing & Health Related Facilities Revenue (6.3%)
     $500   Minneapolis & Saint Paul Housing & Redevelopment Authority,
-----------  Group Health Plan Inc Ser 1992 .................................  6.75 %   12/01/13     $548,485
                                                                                                  -----------
            Public Facilities Revenue (3.7%)
      300   Hennepin County, Ser 1991 COPs ..................................  6.80     05/15/17      326,148
-----------                                                                                       -----------
            Refunded (11.3%)
      100   Dakota & Washington Counties Housing & Redevelopment Authority,
             GNMA-Backed Ser 1988 (AMT)(ETM) ................................  8.375    09/01/21      139,544
      200   Minnesota Higher Education Facilities Authority, Hamline
             University Ser Three-K .........................................  6.60     06/01/02+     218,072
            Minnesota Public Facilities Authority,
      100    Water Pollution Control Ser 1991 A .............................  6.95     03/01/01+     110,096
      100    Water Pollution Control Ser 1992 A .............................  6.50     03/01/02+     110,220
      400   Saint Paul Housing & Redevelopment Authority, Civic Center
             Ser 1993 (ETM) .................................................  5.45     11/01/13      409,760
-----------                                                                                       -----------
      900                                                                                             987,692
-----------                                                                                       -----------
    7,675   TOTAL MINNESOTA TAX-EXEMPT MUNICIPAL BONDS
----------- (Identified Cost $7,606,837) .........................................................  8,084,728
                                                                                                  -----------
            SHORT-TERM MINNESOTA TAX-EXEMPT MUNICIPAL OBLIGATIONS (4.6%)
      100   Beltrami County, Northwood Panelboard Co Ser 1991 (Demand
             12/01/97) ......................................................  3.85 *   12/01/21      100,000
      300   Minneapolis & St Paul Housing & Redevelopment Authority,
             Children's Health Care Ser 1995 B (Demand 12/01/97) ............  3.90 *   08/15/25      300,000
-----------                                                                                       -----------
      400   TOTAL SHORT-TERM MINNESOTA TAX-EXEMPT MUNICIPAL OBLIGATIONS
----------- (Identified Cost $400,000) ...........................................................    400,000
                                                                                                  -----------
   $8,075   TOTAL INVESTMENTS (Identified Cost $8,006,837) (a) .......................      97.1%   8,484,728
===========
            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ...........................       2.9      257,623
                                                                                      ----------- -----------
            NET ASSETS ...............................................................     100.0%  $8,742,351
                                                                                      =========== ===========

------------
AMT          Alternative Minimum Tax.
COPs         Certificates of Participation.
ETM          Escrowed to maturity.
+            Prerefunded to call date shown.
*            Current coupon of variable rate demand obligation.
(a)          The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $480,820 and the aggregate gross unrealized depreciation is $2,929, resulting in net unrealized appreciation of $477,891.

Bond Insurance:
---------------
AMBAC        AMBAC Indemnity Corporation.

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- NEW JERSEY SERIES PORTFOLIO OF INVESTMENTS November 30, 1997

 PRINCIPAL
 AMOUNT (IN                                                                   COUPON   MATURITY
 THOUSANDS)                                                                    RATE      DATE        VALUE
----------- ---------------------------------------------------------------- -------- ---------- -------------
            NEW JERSEY TAX-EXEMPT MUNICIPAL BONDS (95.2%)
            Educational Facilities Revenue (14.9%)
            New Jersey Economic Development Authority,
   $2,000    Educational Testing Service Ser 1995 A (MBIA) ..................  5.90 %  05/15/15    $2,117,960
    1,000    The Lawrenceville School Ser A 1996 ............................  5.75    07/01/16     1,050,630
      500    The Seeing Eye Inc 1991 ........................................  7.30    04/01/11       532,090
      500   Rutgers, The State University Refg Ser R ........................  6.50    05/01/13       542,445
    2,000   University of Medicine & Dentistry, 1997 Ser A (MBIA) ...........  5.00    09/01/17     1,955,640
-----------                                                                                      -------------
    6,000                                                                                           6,198,765
-----------                                                                                      -------------
            Electric Revenue (4.8%)
    2,000   Puerto Rico Electric Power Authority, Power Ser O** .............  5.00    07/01/12     1,965,360
-----------                                                                                      -------------
            Hospital Revenue (13.9%)
            New Jersey Health Care Facilities Financing Authority,
    1,000    AHS Hospital Corp Ser 1997 A (AMBAC)  ..........................  6.00    07/01/13     1,098,210
    1,000    Atlantic City Medical Center Ser C .............................  6.80    07/01/11     1,098,010
      500    Cathedral Health Services Inc -FHA Insured Mtges Ser A  ........  7.25    02/15/21       535,480
    1,000    Columbus Hospital Ser A ........................................  7.50    07/01/08     1,068,270
      460    Pascack Valley Hospital Assn Ser 1991 ..........................  6.90    07/01/21       485,663
      465    Robert Wood Johnson University Hospital Ser B (MBIA)  ..........  6.625   07/01/16       502,916
    1,000    Somerset Medical Center Ser A (FGIC) ...........................  5.10    07/01/14       992,440
-----------                                                                                      -------------
    5,425                                                                                           5,780,989
-----------                                                                                      -------------
            Industrial Development/Pollution Control Revenue (9.6%)
      500   Middlesex County Pollution Control Financing Authority, Amerada
             Hess Corp Refg Ser 1992 ........................................  6.875   12/01/22       546,025
            New Jersey Economic Development Authority,
      500    American Airlines Inc Ser 1991 (AMT) ...........................  7.10    11/01/31       546,900
    1,000    Elizabethtown Water Co 1995 Ser (AMT)(MBIA) ....................  5.60    12/01/25     1,009,910
      300    Jersey Central Power & Light Co 1985 Ser .......................  7.10    07/01/15       326,262
    1,500   Salem County Pollution Control Financing Authority, E I du Pont
             de Nemours & Co 1992 Ser A (AMT) ...............................  6.125   07/15/22     1,559,820
-----------                                                                                      -------------
    3,800                                                                                           3,988,917
-----------                                                                                      -------------
            Mortgage Revenue - Multi-Family (8.9%)
            New Jersey Housing & Mortgage Finance Agency,
    2,000    1995 Ser A (AMBAC) .............................................  6.00    11/01/14     2,083,140
    1,000    Presidential Plaza at Newport -FHA Insured Mtges Refg 1991
              Ser 1 .........................................................  7.00    05/01/30     1,080,200
      500    Rental 1991 Ser A (AMT) ........................................  7.25    11/01/22       527,705
-----------                                                                                      -------------
    3,500                                                                                           3,691,045
-----------                                                                                      -------------

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- NEW JERSEY SERIES
PORTFOLIO OF INVESTMENTS November 30, 1997, continued

 PRINCIPAL
 AMOUNT (IN                                                                   COUPON   MATURITY
 THOUSANDS)                                                                    RATE      DATE        VALUE
----------- ---------------------------------------------------------------- -------- ---------- -------------
            Nursing & Health Related Facilities Revenue (2.4%)
     $925   New Jersey Health Care Facilities Financing Authority, Spectrum
-----------  For Living - FHA Insured Mortgage Refg Ser B ...................  6.50%   02/01/22       $ 988,807
                                                                                                  -------------
            Public Facilities Revenue (7.6%)
    1,500   New Jersey Sports & Exposition Authority, State Contract 1993
             Ser A  .........................................................  5.50    09/01/23       1,514,940
    1,700   Puerto Rico Infrastructure Financing Authority, Special Tax Ser
             1997 A (AMBAC)(WI) .............................................  5.00    07/01/28       1,648,133
-----------                                                                                       -------------
    3,200                                                                                             3,163,073
-----------                                                                                       -------------
            Resource Recovery Revenue (2.3%)
      900   Warren County Pollution Control Financing Authority, Warren
-----------  Energy Resource Co Ltd Partnership Ser 1984 (MBIA) .............  6.60    12/01/07         957,969
                                                                                                  -------------
            Transportation Facilities Revenue (18.4%)
    1,500   Delaware River Port Authority, Ser 1995 (FGIC) ..................  5.50    01/01/26       1,518,450
    1,500   New Jersey Highway Authority, Sr Parkway Refg 1992 Ser  .........  6.25    01/01/14       1,613,265
    1,000   New Jersey Turnpike Authority, Ser 1991 C .......................  5.75    01/01/11       1,016,040
    1,500   Port Authority of New York & New Jersey, Cons 99th Ser
             (AMT)(FGIC)  ...................................................  5.75    05/01/15       1,556,280
    2,000   Puerto Rico Highway & Transportation Authority, Refg Ser X ......  5.25    07/01/21       1,947,140
-----------                                                                                       -------------
    7,500                                                                                             7,651,175
-----------                                                                                       -------------
            Water & Sewer Revenue (12.4%)
    1,000   Atlantic City Municipal Utilities Authority, Refg Ser 1993 ......  5.75    05/01/17       1,021,460
    1,000   Camden County Municipal Utilities Authority, Sewer Refg Ser 1997
             (FGIC)  ........................................................  5.25    07/15/17       1,002,530
    1,000   Northwest Bergen County Utilities Authority, Refg 1992 Ser
             (MBIA) .........................................................  6.00    07/15/13       1,062,720
    2,000   Passaic Valley Sewerage Commissioners, Ser 1992 D (AMBAC) .......  5.75    12/01/13       2,073,400
-----------                                                                                       -------------
    5,000                                                                                             5,160,110
-----------                                                                                       -------------
   38,250   TOTAL NEW JERSEY TAX-EXEMPT MUNICIPAL BONDS
----------- (Identified Cost $37,298,471) ......................................................     39,546,210
                                                                                                  -------------

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- NEW JERSEY SERIES
PORTFOLIO OF INVESTMENTS November 30, 1997, continued

 PRINCIPAL
 AMOUNT (IN                                                                   COUPON   MATURITY
 THOUSANDS)                                                                    RATE      DATE        VALUE
----------- ---------------------------------------------------------------- -------- ---------- -------------
            SHORT-TERM NEW JERSEY TAX-EXEMPT MUNICIPAL OBLIGATIONS (7.0%)
            New Jersey Economic Development Authority,
    $2,000   Toys "R" Us Inc (Demand 12/01/97) ..............................  3.55*%  04/01/19      $2,000,000
       900   United Water New Jersey Inc Ser 1996 B (AMBAC)(Demand
             12/01/97) ......................................................  3.55*   11/01/25         900,000
-----------                                                                                       -------------
     2,900  TOTAL SHORT-TERM NEW JERSEY TAX-EXEMPT MUNICIPAL OBLIGATIONS
----------- (Identified Cost $2,900,000) .......................................................      2,900,000
                                                                                                  -------------
   $41,150  TOTAL INVESTMENTS (Identified Cost $40,198,471) (a) ......................  102.2%       42,446,210
===========
            LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS ...........................   (2.2)        (926,293)
                                                                                      ----------  -------------
            NET ASSETS ...............................................................  100.0%      $41,519,917
                                                                                      ==========  =============

------------
AMT        Alternative Minimum Tax.
WI         Security purchased on a when issued basis.
*          Current coupon of variable rate demand obligation.
** A portion of this security is segregated in connection with the purchase of a when issued security.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross and net unrealized appreciation is $2,247,739.

Bond Insurance:
---------------
AMBAC      AMBAC Indemnity Corporation.
FGIC       Financial Guaranty Insurance Company.
MBIA       Municipal Bond Investors Assurance Corporation.

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- NEW YORK SERIES
PORTFOLIO OF INVESTMENTS November 30, 1997

 PRINCIPAL
 AMOUNT (IN                                                                   COUPON    MATURITY
 THOUSANDS)                                                                    RATE       DATE        VALUE
---------------------------------------------------------------------------------------------------------------
            NEW YORK TAX-EXEMPT MUNICIPAL BONDS (93.8%)
            General Obligation (11.1%)
  $ 500     New York City, 1995 Ser D (MBIA) ................................  6.20 %   02/01/07       $ 552,980
    500     New York State, Refg Ser 1995 B .................................  5.70     08/15/13         521,630
    300     Puerto Rico, Pub Impr Refg Ser 1992 A ...........................  6.00     07/01/14         316,629
-----------                                                                                        -------------
  1,300                                                                                                1,391,239
-----------                                                                                        -------------
            Educational Facilities Revenue (20.4%)
    500     Hempstead Industrial Development Agency, Hofstra University Ser
             1996 (MBIA) ....................................................  5.80     07/01/15         527,420
            New York State Dormitory Authority,
    300      Cooper Union Ser 1996 (AMBAC)  .................................  5.375    07/01/16         303,246
    400      Manhattan College Ser 1992 (AGRC) ..............................  6.50     07/01/19         430,016
    800      State University Ser 1993 A ....................................  5.25     05/15/15         798,168
    500      University of Rochester Ser 1993 A .............................  5.625    07/01/12         513,480
-----------                                                                                        -------------
  2,500                                                                                                2,572,330
-----------                                                                                        -------------
            Electric Revenue (3.3%)
    400     Puerto Rico Electric Power Authority, Power Ser X ...............  6.00     07/01/15         420,204
-----------                                                                                        -------------
            Hospital Revenue (6.1%)
            New York State Medical Care Facilities Finance Agency,
    500      Hospital -FHA Insured Mtge 1994 Ser A (AMBAC) ..................  6.50     08/15/29         556,100
    200      Insured Hospital & Nursing Home - FHA Insured Mtge 1992 Ser A ..  6.70     08/15/23         216,394
-----------                                                                                        -------------
    700                                                                                                  772,494
-----------                                                                                        -------------
            Industrial Development/Pollution Control Revenue (15.4%)
    500     New York City Industrial Development Agency, Japan Airlines Co
             1991 (AMT)(FSA) ................................................  6.00     11/01/15         529,695
            New York State Energy Research & Development Authority,
  1,000      Brooklyn Union Gas Co 1991 Ser A & B (AMT) .....................  6.952    07/01/26       1,141,800
    250      Rochester Gas & Electric Corp Ser 1992 B (AMT)(MBIA) ...........  6.50     05/15/32         270,200
-----------                                                                                        -------------
  1,750                                                                                                1,941,695
-----------                                                                                        -------------
            Mortgage Revenue - Single Family (5.1%)
            New York State Mortgage Agency,
    500      Home Owners Ser 27 .............................................  6.90     04/01/15         539,800
     95      Home Owners Ser UU (AMT) .......................................  7.75     10/01/23         100,803
-----------                                                                                        -------------
    595                                                                                                  640,603
-----------                                                                                        -------------
            Public Facilities Revenue (4.1%)
    500     New York City Cultural Resources Trust, The New York Botanical
-----------  Garden Ser 1996 (MBIA)  ........................................  5.75     07/01/16         522,070
                                                                                                   -------------

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- NEW YORK SERIES
PORTFOLIO OF INVESTMENTS November 30, 1997, continued

 PRINCIPAL
 AMOUNT (IN                                                                   COUPON    MATURITY
 THOUSANDS)                                                                    RATE       DATE        VALUE
---------------------------------------------------------------------------------------------------------------
            Resource Recovery Revenue (4.3%)
   $ 500    Oneida-Herkimer Solid Waste Management Authority, Ser 1992 ......  6.65%    04/01/05       $ 543,195
-----------                                                                                        -------------
            Transportation Facilities Revenue (8.8%)
     550    Buffalo & Fort Erie Public Bridge Authority, Toll Bridge Ser
             1995 (MBIA) ....................................................  5.75     01/01/25         570,454
     500    New York State Thruway Authority, Ser C (FGIC) ..................  6.00     01/01/25         531,640
-----------                                                                                        -------------
   1,050                                                                                               1,102,094
-----------                                                                                        -------------
            Water & Sewer Revenue (4.1%)
     500    New York City Municipal Water Finance Authority, 1993 Ser A .....  6.00     06/15/17         520,255
-----------                                                                                        -------------
            Other Revenue (2.3%)
     300    New York City Transitional Finance Authority, 1998 Ser A ........  5.00     08/15/27         287,883
-----------                                                                                        -------------
            Refunded (8.8%)
     500    New York Local Government Assistance Corporation, Ser 1991 C ....  7.00     04/01/01+        553,050
     500    United Nations Development Corporation, Sr Lien 1992 Refg Ser A    6.00     07/01/03+        547,875
-----------                                                                                        -------------
   1,000                                                                                               1,100,925
-----------                                                                                        -------------
  11,095    TOTAL NEW YORK TAX-EXEMPT MUNICIPAL BONDS
----------- (Identified Cost $10,885,727)  .......................................................    11,814,987
                                                                                                   -------------
            SHORT-TERM NEW YORK TAX-EXEMPT MUNICIPAL OBLIGATIONS (4.0%)
     100    New York City Cultural Resources Trust, Solomon R Guggenheim
             Foundation Ser 1990 (Demand 12/01/97) ..........................  3.75*    12/01/15         100,000
     400    Port Authority of New York & New Jersey, Ser 2 (Demand 12/01/97)   3.85*    05/01/19         400,000
-----------                                                                                        -------------
     500    TOTAL SHORT-TERM NEW YORK TAX-EXEMPT MUNICIPAL OBLIGATIONS
----------- (Identified Cost $500,000) ...........................................................       500,000
                                                                                                   -------------
 $11,595    TOTAL INVESTMENTS (Identified Cost $11,385,727) (a) ......................    97.8%       12,314,987
===========
            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ...........................     2.2           271,459
                                                                                      -----------  -------------
            NET ASSETS ...............................................................   100.0%      $12,586,446
                                                                                      ===========  =============

------------
AMT          Alternative Minimum Tax.
+            Prerefunded to call date shown.
*            Current coupon of variable rate demand obligation.
(a)          The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $929,290 and the aggregate gross unrealized depreciation is $30, resulting in net unrealized appreciation of $929,260.

Bond Insurance:
---------------
AGRC         Asset Guaranty Reinsurance Company.
AMBAC        AMBAC Indemnity Corporation.
FGIC         Financial Guaranty Insurance Company.
FSA          Financial Security Assurance Inc.
MBIA         Municipal Bond Investors Assurance Corporation.

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- OHIO SERIES
PORTFOLIO OF INVESTMENTS November 30, 1997

 PRINCIPAL
 AMOUNT (IN                                                                   COUPON    MATURITY
 THOUSANDS)                                                                    RATE       DATE        VALUE
---------------------------------------------------------------------------------------------------------------
            OHIO TAX-EXEMPT MUNICIPAL BONDS (92.6%)
            General Obligation (16.7%)
  $ 300     Bedford School District, Ser 1993 ...............................  6.25 %   12/01/13       $ 322,776
  1,000     Delaware City School District, Constr & Impr (FGIC) .............  5.75     12/01/20       1,036,970
    180     Euclid, Ser 1991 ................................................  6.625    12/01/11         197,663
    250     Hilliard City School District, Impr Refg Ser 1992 (FGIC) ........  6.55     12/01/05         284,683
  1,000     North Olmsted, Various Purpose Impr Ltd Tax Ser 1996 (AMBAC) ....  6.20     12/01/11       1,130,640
    100     South Euclid, Unltd Tax Recreational ............................  7.00     12/01/11         110,361
-----------                                                                                        -------------
  2,830                                                                                                3,083,093
-----------                                                                                        -------------
            Educational Facilities Revenue (11.5%)
    500     Ohio Higher Eduational Facility Commission, Case Western Reserve
             University Ser 1992 ............................................  6.00     10/01/22         527,445
    500     University of Cincinnati, General Receipts Ser G ................  7.00     06/01/11         550,935
  1,000     University of Toledo, Ser 1992 A (FGIC) .........................  5.90     06/01/20       1,047,240
-----------                                                                                        -------------
  2,000                                                                                                2,125,620
-----------                                                                                        -------------
            Electric Revenue (2.9%)
    500     Hamilton!, Refg 1992 Ser A (FGIC) ...............................  6.00     10/15/12         529,970
-----------                                                                                        -------------
            Hospital Revenue (15.2%)
  1,000     Akron Bath & Copley Joint Township Hospital District, Summa
             Health Ser 1992 A ..............................................  6.25     11/15/07       1,074,550
    670     Cuyahoga County, Meridia Health Ser 1990 ........................  7.25     08/15/19         720,880
            Hamilton County,
    475      Bethesda Hospital Inc Ser 1986 A ...............................  7.00     01/01/09         480,918
    500      Franciscan Sisters of the Poor/Providence Hospital Ser 1992 ....  6.875    07/01/15         538,070
-----------                                                                                        -------------
  2,645                                                                                                2,814,418
-----------                                                                                        -------------
            Industrial Development/Pollution Control Revenue (5.2%)
    400     Ashtabula County, Ashland Oil Inc Refg 1992 Ser A ...............  6.90     05/01/10         429,684
    500     Ohio Water Development Authority, Dayton Power & Light Co
             Collateralized Refg 1992 Ser A .................................  6.40     08/15/27         537,170
-----------                                                                                        -------------
    900                                                                                                  966,854
-----------                                                                                        -------------
            Mortgage Revenue -Single Family (9.4%)
            Ohio Housing Finance Agency,
    650      GNMA-Backed 1990 Ser A-1 & 2 (AMT) .............................  6.903    03/24/31         689,241
  1,000      Residential 1996 Ser B-2 (AMT) .................................  6.10     09/01/28       1,048,050
-----------                                                                                        -------------
  1,650                                                                                                1,737,291
-----------                                                                                        -------------

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- OHIO SERIES
PORTFOLIO OF INVESTMENTS November 30, 1997, continued

 PRINCIPAL
 AMOUNT (IN                                                                   COUPON    MATURITY
 THOUSANDS)                                                                    RATE       DATE        VALUE
---------------------------------------------------------------------------------------------------------------
            Transportation Facilities Revenue (2.8%)
      $500  Ohio Turnpike Commission, 1994 Ser A ............................  5.75 %   02/15/24        $518,490
-----------                                                                                        -------------
            Water & Sewer Revenue (22.9%)
     1,000  Cleveland, Water Works Impr & Refg Ser H 1996 (MBIA) ............  5.75     01/01/16       1,045,910
     1,000  Montgomery County, Water Ser 1992 (FGIC) ........................  6.25     11/15/17       1,088,420
     1,000  Northeast Ohio Regional Sewer District, Wastewater Impr Refg
             Ser 1995 (AMBAC) ...............................................  5.60     11/15/13       1,042,400
     1,000  Ohio Water Development Authority, Water Pollution Ser 1995
             (MBIA)  ........................................................  5.60     06/01/10       1,049,840
-----------                                                                                        -------------
     4,000                                                                                             4,226,570
-----------                                                                                        -------------
            Refunded (6.0%)
     1,000  Clermont County, Mercy Health Ser 1991 ..........................  6.733    09/25/01+      1,105,730
-----------                                                                                        -------------
    16,025  TOTAL OHIO TAX-EXEMPT MUNICIPAL BONDS
-----------
            (Identified Cost $15,988,525) ........................................................    17,108,036
                                                                                                   -------------
            SHORT-TERM OHIO TAX-EXEMPT MUNICIPAL OBLIGATION (4.9%)
       900  Ohio Air Quality Development Authority, Sohio Air-British
-----------  Petroleum Co Ser 1995 (Demand 12/01/97) (Identified Cost
             $900,000) ......................................................  3.80*    11/01/22         900,000
                                                                                                   -------------
   $16,925  TOTAL INVESTMENTS (Identified Cost $16,888,525) (a)  .....................      97.5%     18,008,036
===========
            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES  ..........................       2.5         468,184
                                                                                      -----------  -------------
            NET ASSETS ...............................................................     100.0%    $18,476,220
                                                                                      ===========  =============

------------
AMT          Alternative Minimum Tax.
+            Prerefunded to call date shown.
*            Current coupon of variable rate demand obligation.
(a)          The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross and net unrealized appreciaton is $1,119,511.

Bond Insurance:
---------------
AMBAC        AMBAC Indemnity Corporation.
FGIC         Financial Guaranty Insurance Company.
MBIA         Municipal Bond Investors Assurance Corporation.

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- PENNSYLVANIA SERIES PORTFOLIO OF INVESTMENTS November 30, 1997

 PRINCIPAL
 AMOUNT (IN                                                                   COUPON    MATURITY
 THOUSANDS)                                                                    RATE       DATE        VALUE
-----------------------------------------------------------------------------------------------------------------
            PENNSYLVANIA TAX-EXEMPT MUNICIPAL BONDS (93.7%)
            General Obligation (6.1%)
   $2,000   Berks County, Second Ser 1992 (FGIC) ............................  5.75 %   11/15/12    $2,058,980
      600   Puerto Rico, Pub Impr Refg Ser 1992 A ...........................  6.00     07/01/14       633,258
-----------                                                                                       -------------
    2,600                                                                                            2,692,238
-----------                                                                                       -------------
            Educational Facilities Revenue (18.7%)
    2,000   Delaware County Authority, Villanova University Ser 1995 (AMBAC)   5.80     08/01/25     2,082,440
            Pennsylvania Higher Educational Facilities Authority,
      750    Allegheny College Impr & Refg Ser 1993 B .......................  6.00     11/01/22       762,713
      500    Temple University First Ser 1991 (MBIA) ........................  6.50     04/01/21       539,285
    1,000    Thomas Jefferson University 1992 Ser A .........................  6.625    08/15/09     1,094,300
            Pennsylvania State University,
    1,000    Second Refg Ser 1992 ...........................................  5.50     08/15/16     1,007,160
    1,000    Ser B 1992 .....................................................  5.50     08/15/16     1,007,160
    1,000   Swarthmore Borough Authority, Swathmore College Ser 1992 ........  6.00     09/15/20     1,057,530
      655   University Pittsburgh, Cap 1992 Ser A (MBIA) ....................  6.125    06/01/21       697,634
-----------                                                                                       -------------
    7,905                                                                                            8,248,222
-----------                                                                                       -------------
            Hospital Revenue (19.0%)
            Allegheny County Hospital Development Authority,
    1,000    Presbyterian University Health System Inc Ser 1992 B (MBIA)  ...  6.00     11/01/12     1,053,100
    2,000    UPMC Health System Ser 1997 B (MBIA)  ..........................  5.00     07/01/16     1,943,320
            Philadelphia Hospitals & Higher Educational Facilities
             Authority,
    1,750    Chestnut Hill Hospital Ser of 1992 .............................  6.375    11/15/11     1,864,450
    1,000    Children's Hospital of Philadelphia Ser A of 1993 ..............  5.375    02/15/14       998,300
    1,000    Temple University Hospital 1993 Ser A ..........................  6.50     11/15/08     1,111,110
    1,250   Sayre Health Care Facilities Authority, Ser 1985 (AMBAC) ........  7.15     12/01/10     1,384,150
-----------                                                                                       -------------
    8,000                                                                                            8,354,430
-----------                                                                                       -------------
            Industrial Development/Pollution Control Revenue (2.5%)
    1,000   Montgomery County Industrial Development Authority, Philadelphia
-----------  Electric Co Refg 1991 Ser B (MBIA) .............................  6.70     12/01/21     1,090,810
                                                                                                  -------------
            Mortgage Revenue - Multi-Family (2.5%)
            Pennsylvania Housing Finance Agency,
       55    Moderate Rehab Sec 8 Assisted Issue B ..........................  9.00     08/01/01        55,930
    1,000    Ser 1992-35 D (AMT) ............................................  6.20     04/01/25     1,031,140
-----------                                                                                       -------------
    1,055                                                                                            1,087,070
-----------                                                                                       -------------
            Mortgage Revenue - Single Family (6.4%)
    2,000   Pennsylvania Housing Finance Agency, Ser 1991-31 C (AMT) ........  7.00     10/01/23     2,145,480
      635   Puerto Rico Housing Finance Corporation, Portfolio One
             GNMA-Backed Ser C  .............................................  6.85     10/15/23       671,544
-----------                                                                                       -------------
    2,635                                                                                            2,817,024
-----------                                                                                       -------------

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- PENNSYLVANIA SERIES
PORTFOLIO OF INVESTMENTS November 30, 1997, continued

 PRINCIPAL
 AMOUNT (IN                                                                   COUPON    MATURITY
 THOUSANDS)                                                                    RATE       DATE        VALUE
-----------------------------------------------------------------------------------------------------------------
            Resource Recovery Revenue (2.5%)
   $1,000   Montgomery County Industrial Development Authority, Ser 1989  ...  7.50 %   01/01/12    $1,100,400
-----------                                                                                       -------------
            Student Loan Revenue (4.8%)
            Pennsylvania Higher Education Assistance Agency,
    1,000    1988 Ser D (AMT)(AMBAC) ........................................  6.05     01/01/19     1,041,880
    1,000    1991 Ser B (AMT)(AMBAC) ........................................  6.854    09/01/26     1,074,930
-----------                                                                                       -------------
    2,000                                                                                            2,116,810
-----------                                                                                       -------------
            Transportation Facilities Revenue (15.5%)
    1,000   Guam, Highway 1992 Ser A (FSA) ..................................  6.30     05/01/12     1,083,680
      500   Allegheny County, Greater Pittsburgh Int'l Airport Ser 1992
             (AMT) (FSA)  ...................................................  6.625    01/01/22       539,415
    2,000   Delaware River Port Authority, Ser 1995 (FGIC) ..................  5.50     01/01/26     2,024,600
    2,000   Pennsylvania Turnpike Commission, Ser O of 1992 (FGIC) ..........  6.00     12/01/12     2,123,080
    1,000   Pittsburgh Public Parking Authority, Ser 1992 A (FGIC) ..........  5.875    12/01/12     1,047,880
-----------                                                                                       -------------
    6,500                                                                                            6,818,655
-----------                                                                                       -------------
            Water & Sewer Revenue (5.1%)
    2,000   Philadelphia, Water & Wastewater Ser 1995 (MBIA) ................  6.25     08/01/11     2,249,580
-----------                                                                                       -------------
            Other Revenue (3.7%)
    1,500   Pennsylvania Finance Authority, Cap Impr Refg Ser 1993 ..........  6.60     11/01/09     1,649,760
-----------                                                                                       -------------
            Refunded (6.9%)
      440   Lehigh County Industrial Development Authority, Strawbridge &
             Clothier Refg Ser of 1991 (ETM) ................................  7.20     12/15/01       476,080
    1,000   Reading, Ser of 1992 (AMBAC) ....................................  6.50     11/15/02+    1,097,380
    1,345   University Pittsburgh, Cap 1992 Ser A (MBIA) ....................  6.125    06/01/02+    1,466,830
-----------                                                                                       -------------
    2,785                                                                                            3,040,290
-----------                                                                                       -------------
   38,980   TOTAL PENNSYLVANIA TAX-EXEMPT MUNICIPAL BONDS
----------- (Identified Cost $38,625,407)  .......................................................  41,265,289
                                                                                                  -------------

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- PENNSYLVANIA SERIES
PORTFOLIO OF INVESTMENTS November 30, 1997, continued

 PRINCIPAL
 AMOUNT (IN                                                                   COUPON    MATURITY
 THOUSANDS)                                                                    RATE       DATE        VALUE
-----------------------------------------------------------------------------------------------------------------
            SHORT-TERM PENNSYLVANIA TAX-EXEMPT MUNICIPAL OBLIGATION (4.5%)
    $2,000  Delaware County Industrial Development Authority, British
             Petroleum Co Ser 1985 (Demand 12/01/97) (Identified
             Cost $2,000,000) ..............................................   3.85*%   12/01/09   $ 2,000,000
-----------                                                                                        ------------
   $40,980  TOTAL INVESTMENTS (Identified Cost $40,625,407) (a) ......................      98.2%   43,265,289
===========
            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ...........................       1.8       790,838
                                                                                      ----------- -------------
            NET ASSETS  ..............................................................     100.0%  $44,056,127
                                                                                      =========== =============

-------------
 AMT         Alternative Minimum Tax.
 ETM         Escrowed to maturity.
  +          Prerefunded to call date shown.
  *          Current coupon of variable rate demand obligation.
  (a)        The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $2,639,984 and the aggregate gross unrealized depreciation is $102, resulting in net unrealized appreciation of $2,639,882.

 Bond Insurance:
---------------
AMBAC        AMBAC Indemnity Corporation.
 FGIC        Financial Guaranty Insurance Corporation.
  FSA        Financial Security Assurance Inc.
 MBIA        Municipal Bond Investors Assurance Corporation.

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL STATEMENTS
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
November 30, 1997

                                                       ARIZONA       CALIFORNIA      FLORIDA      MASSACHUSETTS
--------------------------------------------------  ------------- --------------  ------------- ---------------
ASSETS:
Investments in securities, at value*...............  $41,883,977    $103,672,649   $65,076,417     $14,560,641
Cash ..............................................      143,058         240,084       203,801          54,741
Receivable for:
 Investments sold..................................       --           3,312,370        50,000         171,095
 Interest..........................................      875,117       1,489,339       832,474         279,737
 Shares of beneficial interest sold................       --              13,000        92,815          19,355
Prepaid expenses ..................................        7,395           5,289         4,935           3,945
                                                    ------------- --------------  ------------- ---------------
  TOTAL ASSETS.....................................   42,909,547     108,732,731    66,260,442      15,089,514
                                                    ------------- --------------  ------------- ---------------
LIABILITIES:
Payable for:
 Investments purchased.............................      958,117       4,404,878     1,070,975         495,904
 Shares of beneficial interest repurchased ........       --             --             21,045          --
 Dividends to shareholders.........................       17,178          43,348        26,655           5,838
 Investment management fee.........................       12,069          29,879        18,728           4,180
 Plan of distribution fee..........................        5,170          12,805         8,026           1,792
Accrued expenses ..................................       26,455          32,752        26,872          20,525
                                                    ------------- --------------  ------------- ---------------
  TOTAL LIABILITIES................................    1,018,989       4,523,662     1,172,301         528,239
                                                    ------------- --------------  ------------- ---------------
  NET ASSETS ......................................  $41,890,558    $104,209,069   $65,088,141     $14,561,275
                                                    ============= ==============  ============= ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital....................................  $39,558,282    $ 97,950,650   $60,801,365     $13,694,164
Accumulated undistributed net investment income ...       11,331          28,867        17,770           4,177
Accumulated undistributed net realized gain
 (loss)............................................     (116,649)       (451,445)      (80,764)         26,809
Net unrealized appreciation........................    2,437,594       6,680,997     4,349,770         836,125
                                                    ------------- --------------  ------------- ---------------
  NET ASSETS.......................................  $41,890,558    $104,209,069   $65,088,141     $14,561,275
                                                    ============= ==============  ============= ===============
  *IDENTIFIED COST.................................  $39,446,383    $ 96,991,652   $60,726,647     $13,724,516
                                                    ============= ==============  ============= ===============
  SHARES OF BENEFICIAL INTEREST OUTSTANDING .......    3,936,426       9,511,764     5,934,863       1,311,817
                                                    ============= ==============  ============= ===============
NET ASSET VALUE PER SHARE
 (unlimited authorized shares of $.01 par value)  .       $10.64          $10.96        $10.97          $11.10
                                                    ============= ==============  ============= ===============
MAXIMUM OFFERING PRICE PER SHARE
 (net asset value plus 4.17% of net asset
 value)**..........................................       $11.08          $11.42        $11.43          $11.56
                                                    ============= ==============  ============= ===============

------------
**     On sales of $25,000 or more, the offering price is reduced.

                      SEE NOTES TO FINANCIAL STATEMENTS

   MICHIGAN      MINNESOTA    NEW JERSEY      NEW YORK        OHIO       PENNSYLVANIA
-------------  ------------ -------------  ------------- -------------  --------------
 $19,565,602    $8,484,728    $42,446,210   $12,314,987    $18,008,036    $43,265,289
     145,947       136,111         80,316       107,944        214,528        216,565

      85,921         5,141         --            --             --             --
     229,614       142,114        675,454       184,152        285,235        627,477
       6,844        --             16,684         9,677          6,412          6,953
       2,912           837          5,218         2,756          2,287          5,400
-------------  ------------ -------------  ------------- -------------  --------------
  20,036,840     8,768,931     43,223,882    12,619,516     18,516,498     44,121,684
-------------  ------------ -------------  ------------- -------------  --------------

     487,833        --          1,628,798        --             --             --
      --            --             17,231         3,000          4,296         --
       7,845         3,256         16,643         4,829          7,349         17,644
       5,589         2,511         11,978         3,603          5,381         12,637
       2,395         1,076          5,133         1,544          2,306          5,416
      20,808        19,737         24,182        20,094         20,946         29,860
-------------  ------------ -------------  ------------- -------------  --------------
     524,470        26,580      1,703,965        33,070         40,278         65,557
-------------  ------------ -------------  ------------- -------------  --------------
 $19,512,370    $8,742,351    $41,519,917   $12,586,446    $18,476,220    $44,056,127
=============  ============ =============  ============= =============  ==============

 $18,319,135    $8,343,230    $39,266,134   $11,667,269    $17,518,990    $41,396,275
       5,232         2,647         11,222         3,219          7,915         11,763
     (13,995)      (81,417)        (5,178)      (13,302)      (170,196)         8,207
   1,201,998       477,891      2,247,739       929,260      1,119,511      2,639,882
-------------  ------------ -------------  ------------- -------------  --------------
 $19,512,370    $8,742,351    $41,519,917   $12,586,446    $18,476,220    $44,056,127
=============  ============ =============  ============= =============  ==============
 $18,363,604    $8,006,837    $40,198,471   $11,385,727    $16,888,525    $40,625,407
=============  ============ =============  ============= =============  ==============
   1,784,038       817,112      3,815,760     1,132,617      1,689,151      4,016,632
=============  ============ =============  ============= =============  ==============
      $10.94        $10.70         $10.88        $11.11         $10.94         $10.97
=============  ============ =============  ============= =============  ==============
      $11.40        $11.15         $11.33        $11.57         $11.40         $11.43
=============  ============ =============  ============= =============  ==============


DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
For the year ended November 30, 1997

                                            ARIZONA     CALIFORNIA     FLORIDA     MASSACHUSETTS
---------------------------------------  ------------ ------------  ------------ ---------------
NET INVESTMENT INCOME:
INTEREST INCOME ........................  $2,471,433    $6,040,494   $3,790,946      $842,531
                                         ------------ ------------  ------------ ---------------
EXPENSES
Investment management fee...............     152,041       372,728      235,241        52,284
Plan of distribution fee................      62,891       158,154       98,410        21,550
Transfer agent fees and expenses .......      14,462        28,578       21,514         5,807
Professional fees.......................      27,784        24,816       26,793        23,622
Shareholder reports and notices.........       9,294        22,869       14,762         3,127
Trustees' fees and expenses.............       1,418         5,418        3,582         1,260
Custodian fees..........................       2,486         5,281        3,676         1,252
Registration fees.......................       6,913         3,508        5,735         5,624
Other...................................       7,483        11,656       10,023         6,479
                                         ------------ ------------  ------------ ---------------
  TOTAL EXPENSES .......................     284,772       633,008      419,736       121,005
Less: amounts waived/reimbursed  .......      --            --           --            (2,177)
Less: expense offset ...................      (2,480)       (5,263)      (3,663)       (1,252)
                                         ------------ ------------  ------------ ---------------
  NET EXPENSES .........................     282,292       627,745      416,073       117,576
                                         ------------ ------------  ------------ ---------------
  NET INVESTMENT INCOME ................   2,189,141     5,412,749    3,374,873       724,955
                                         ------------ ------------  ------------ ---------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS):
Net realized gain (loss)................    (109,978)       61,340        7,528        33,483
Net change in unrealized appreciation ..     271,359     1,234,202      537,792       179,559
                                         ------------ ------------  ------------ ---------------
  NET GAIN .............................     161,381     1,295,542      545,320       213,042
                                         ------------ ------------  ------------ ---------------
NET INCREASE ...........................  $2,350,522    $6,708,291   $3,920,193      $937,997
                                         ============ ============  ============ ===============

                      SEE NOTES TO FINANCIAL STATEMENTS

   MICHIGAN    MINNESOTA    NEW JERSEY   NEW YORK       OHIO      PENNSYLVANIA
------------  ----------- ------------  ---------- ------------  --------------
 $1,127,541     $512,791    $2,446,540   $732,418    $1,133,758    $2,523,312
------------  ----------- ------------  ---------- ------------  --------------
     69,676       31,997       150,967     45,334        70,502       155,772
     29,218       13,431        61,763     19,193        28,294        64,808
     10,354        4,369        20,544      4,746         9,304        19,757
     24,878       27,092        24,958     23,834        26,434        28,861
      3,019        1,839         9,546      2,909         4,457         9,880
      1,000          324         2,216        585           979         2,331
      1,397          789         2,719      1,276         1,449         2,491
      2,060        3,382         4,885      6,652         2,695         2,580
      5,093        5,506         8,257      5,098         6,268         7,936
------------  ----------- ------------  ---------- ------------  --------------
    146,695       88,729       285,855    109,627       150,382       294,416
     (3,956)      (2,652)       --         (3,265)       (2,904)       --
     (1,397)        (789)       (2,716)    (1,269)       (1,449)       (2,485)
------------  ----------- ------------  ---------- ------------  --------------
    141,342       85,288       283,139    105,093       146,029       291,931
------------  ----------- ------------  ---------- ------------  --------------
    986,199      427,503     2,163,401    627,325       987,729     2,231,381
------------  ----------- ------------  ---------- ------------  --------------

     (5,611)      (2,079)      150,746     10,788       (12,075)        8,207
    274,701       75,733       554,643    215,377       291,150       509,480
------------  ----------- ------------  ---------- ------------  --------------
    269,090       73,654       705,389    226,165       279,075       517,687
------------  ----------- ------------  ---------- ------------  --------------
 $1,255,289     $501,157    $2,868,790   $853,490    $1,266,804    $2,749,068
============  =========== ============  ========== ============  ==============

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL STATEMENTS, continued
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                    ARIZONA                             CALIFORNIA
                                      ------------------------------------ ------------------------------------
                                         FOR THE YEAR      FOR THE YEAR       FOR THE YEAR      FOR THE YEAR
                                            ENDED              ENDED             ENDED              ENDED
                                      NOVEMBER 30, 1997  NOVEMBER 30, 1996 NOVEMBER 30, 1997  NOVEMBER 30, 1996
------------------------------------- ----------------- -----------------  ----------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income................    $ 2,189,141        $ 2,428,863       $  5,412,749      $  6,053,758
Net realized gain (loss).............       (109,978)           234,117             61,340          (188,814)
Net change in unrealized
 appreciation........................        271,359           (594,791)         1,234,202         1,413,134
                                      ----------------- -----------------  ----------------- -----------------
  NET INCREASE.......................      2,350,522          2,068,189          6,708,291         7,278,078
                                      ----------------- -----------------  ----------------- -----------------
DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income................     (2,184,122)        (2,422,556)        (5,399,835)       (6,037,805)
Net realized gain....................         --                 --                --                --
                                      ----------------- -----------------  ----------------- -----------------
  TOTAL..............................     (2,184,122)        (2,422,556)        (5,399,835)       (6,037,805)
                                      ----------------- -----------------  ----------------- -----------------
TRANSACTIONS IN SHARES OF BENEFICIAL
 INTEREST:
Net proceeds from sales..............      2,336,830          4,009,521          7,477,913        10,738,339
Reinvestment of dividends and
 distributions.......................      1,079,937          1,192,120          2,501,877         2,920,191
Cost of shares repurchased...........     (7,940,826)        (8,889,549)       (20,938,231)      (18,809,193)
                                      ----------------- -----------------  ----------------- -----------------
  NET DECREASE.......................     (4,524,059)        (3,687,908)       (10,958,441)       (5,150,663)
                                      ----------------- -----------------  ----------------- -----------------
  TOTAL DECREASE.....................     (4,357,659)        (4,042,275)        (9,649,985)       (3,910,390)
NET ASSETS:
Beginning of period..................     46,248,217         50,290,492        113,859,054       117,769,444
                                      ----------------- -----------------  ----------------- -----------------
  END OF PERIOD......................    $41,890,558        $46,248,217       $104,209,069      $113,859,054
                                      ================= =================  ================= =================
UNDISTRIBUTED NET INVESTMENT INCOME..    $    11,331        $     6,307       $     28,867      $     15,953
                                      ================= =================  ================= =================
SHARES ISSUED AND REPURCHASED:
Sold.................................        222,217            382,246            695,221         1,015,703
Reinvestment of dividends and
 distributions.......................        102,819            114,076            232,768           276,280
Repurchased..........................       (756,888)          (850,272)        (1,952,197)       (1,789,292)
                                      ----------------- -----------------  ----------------- -----------------
  NET DECREASE.......................       (431,852)          (353,950)        (1,024,208)         (497,309)
                                      ================= =================  ================= =================

                      SEE NOTES TO FINANCIAL STATEMENTS

               FLORIDA                           MASSACHUSETTS                           MICHIGAN
------------------------------------ ------------------------------------ ------------------------------------
   FOR THE YEAR       FOR THE YEAR      FOR THE YEAR       FOR THE YEAR      FOR THE YEAR       FOR THE YEAR
       ENDED             ENDED              ENDED             ENDED              ENDED             ENDED
NOVEMBER 30, 1997  NOVEMBER 30, 1996  NOVEMBER 30, 1997 NOVEMBER 30, 1996  NOVEMBER 30, 1997 NOVEMBER 30, 1996
-----------------  ----------------- -----------------  ----------------- -----------------  -----------------
   $  3,374,873       $  3,657,627       $   724,955       $   846,815        $   986,199       $ 1,095,779
          7,528            (10,934)           33,483            (6,674)            (5,611)            4,837
        537,792           (216,205)          179,559           (59,232)           274,701           (91,304)
-----------------  ----------------- -----------------  ----------------- -----------------  -----------------
      3,920,193          3,430,488           937,997           780,909          1,255,289         1,009,312
-----------------  ----------------- -----------------  ----------------- -----------------  -----------------

     (3,366,826)        (3,647,904)         (722,987)         (844,604)          (982,775)       (1,093,971)
        --                 --                 --               (35,280)            --                --
-----------------  ----------------- -----------------  ----------------- -----------------  -----------------
     (3,366,826)        (3,647,904)         (722,987)         (879,884)          (982,775)       (1,093,971)
-----------------  ----------------- -----------------  ----------------- -----------------  -----------------

      8,867,050          9,196,793         1,064,313         1,641,760          1,770,777         2,833,619
      1,179,653          1,309,984           419,440           488,781            545,749           628,246
    (16,053,675)       (13,805,676)       (3,158,448)       (2,965,069)        (3,939,781)       (4,186,713)
-----------------  ----------------- -----------------  ----------------- -----------------  -----------------
     (6,006,972)        (3,298,899)       (1,674,695)         (834,528)        (1,623,255)         (724,848)
-----------------  ----------------- -----------------  ----------------- -----------------  -----------------
     (5,453,605)        (3,516,315)       (1,459,685)         (933,503)        (1,350,741)         (809,507)

     70,541,746         74,058,061        16,020,960        16,954,463         20,863,111        21,672,618
-----------------  ----------------- -----------------  ----------------- -----------------  -----------------
   $ 65,088,141       $ 70,541,746       $14,561,275       $16,020,960        $19,512,370       $20,863,111
=================  ================= =================  ================= =================  =================
   $     17,770       $      9,723       $     4,177       $     2,211        $     5,232       $     1,808
=================  ================= =================  ================= =================  =================

        824,008            858,505            97,718           152,246            164,023           267,388
        109,387            122,498            38,568            45,436             50,741            59,047
     (1,491,135)        (1,292,611)         (291,669)         (275,364)          (366,507)         (394,837)
-----------------  ----------------- -----------------  ----------------- -----------------  -----------------
       (557,740)          (311,608)         (155,383)          (77,682)          (151,743)          (68,402)
=================  ================= =================  ================= =================  =================

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS, continued

                                                   MINNESOTA                            NEW JERSEY
                                      ------------------------------------ ------------------------------------
                                         FOR THE YEAR      FOR THE YEAR       FOR THE YEAR      FOR THE YEAR
                                            ENDED              ENDED             ENDED              ENDED
                                      NOVEMBER 30, 1997  NOVEMBER 30, 1996 NOVEMBER 30, 1997  NOVEMBER 30, 1996
------------------------------------- ----------------- -----------------  ----------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income................    $   427,503        $   547,067       $ 2,163,401        $ 2,395,464
Net realized gain (loss).............         (2,079)           (23,006)          150,746            220,181
Net change in unrealized
 appreciation........................         75,733            (14,644)          554,643           (459,218)
                                      ----------------- -----------------  ----------------- -----------------
  NET INCREASE.......................        501,157            509,417         2,868,790          2,156,427
                                      ----------------- -----------------  ----------------- -----------------
DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income................       (426,679)          (545,720)       (2,158,598)        (2,389,171)
Net realized gain....................         --                 --                --                 --
                                      ----------------- -----------------  ----------------- -----------------
  TOTAL..............................       (426,679)          (545,720)       (2,158,598)        (2,389,171)
                                      ----------------- -----------------  ----------------- -----------------
TRANSACTIONS IN SHARES OF BENEFICIAL
 INTEREST:
Net proceeds from sales..............        341,882            559,751         3,174,698          4,426,421
Reinvestment of dividends and
 distributions.......................        238,618            329,304         1,208,830          1,341,520
Cost of shares repurchased...........     (1,835,516)        (2,159,547)       (8,403,076)        (8,594,526)
                                      ----------------- -----------------  ----------------- -----------------
  NET DECREASE.......................     (1,255,016)        (1,270,492)       (4,019,548)        (2,826,585)
                                      ----------------- -----------------  ----------------- -----------------
  TOTAL DECREASE.....................     (1,180,538)        (1,306,795)       (3,309,356)        (3,059,329)
NET ASSETS:
Beginning of period..................      9,922,889         11,229,684        44,829,273         47,888,602
                                      ----------------- -----------------  ----------------- -----------------
  END OF PERIOD......................    $ 8,742,351        $ 9,922,889       $41,519,917        $44,829,273
                                      ================= =================  ================= =================
UNDISTRIBUTED NET INVESTMENT INCOME..    $     2,647        $     1,347       $    11,222        $     6,293
                                      ================= =================  ================= =================
SHARES ISSUED AND REPURCHASED:
Sold.................................         32,070             53,608           298,058            419,871
Reinvestment of dividends and
 distributions.......................         22,587             31,517           113,233            127,384
Repurchased..........................       (173,686)          (207,315)         (786,812)          (818,142)
                                      ----------------- -----------------  ----------------- -----------------
  NET DECREASE.......................       (119,029)          (122,190)         (375,521)          (270,887)
                                      ================= =================  ================= =================

                          SEE NOTES TO FINANCIAL STATEMENTS

              NEW YORK                               OHIO                              PENNSYLVANIA
------------------------------------ ------------------------------------ ------------------------------------
   FOR THE YEAR       FOR THE YEAR      FOR THE YEAR       FOR THE YEAR      FOR THE YEAR       FOR THE YEAR
       ENDED             ENDED              ENDED             ENDED              ENDED             ENDED
NOVEMBER 30, 1997  NOVEMBER 30, 1996  NOVEMBER 30, 1997 NOVEMBER 30, 1996  NOVEMBER 30, 1997 NOVEMBER 30, 1996
-----------------  ----------------- -----------------  ----------------- -----------------  -----------------
    $   627,325       $   734,594        $   987,729       $ 1,150,244        $ 2,231,381       $  2,563,671
         10,788           (17,737)           (12,075)           14,562              8,207            123,735
        215,377            34,135            291,150          (137,210)           509,480           (236,754)
-----------------  ----------------- -----------------  ----------------- -----------------  -----------------
        853,490           750,992          1,266,804         1,027,596          2,749,068          2,450,652
-----------------  ----------------- -----------------  ----------------- -----------------  -----------------

       (626,041)         (732,659)          (985,654)       (1,147,419)        (2,226,117)        (2,557,172)
         --                --                 --                --                (98,622)           --
-----------------  ----------------- -----------------  ----------------- -----------------  -----------------
       (626,041)         (732,659)          (985,654)       (1,147,419)        (2,324,739)        (2,557,172)
-----------------  ----------------- -----------------  ----------------- -----------------  -----------------

        500,333         1,812,721          1,904,978         2,846,349          2,548,744          3,426,864
        327,002           377,028            559,793           684,898          1,234,155          1,356,713
     (2,488,429)       (2,576,180)        (5,477,168)       (5,307,661)        (7,206,475)       (11,556,735)
-----------------  ----------------- -----------------  ----------------- -----------------  -----------------
     (1,661,094)         (386,431)        (3,012,397)       (1,776,414)        (3,423,576)        (6,773,158)
-----------------  ----------------- -----------------  ----------------- -----------------  -----------------
     (1,433,645)         (368,098)        (2,731,247)       (1,896,237)        (2,999,247)        (6,879,678)

     14,020,091        14,388,189         21,207,467        23,103,704         47,055,374         53,935,052
-----------------  ----------------- -----------------  ----------------- -----------------  -----------------
    $12,586,446       $14,020,091        $18,476,220       $21,207,467        $44,056,127       $ 47,055,374
=================  ================= =================  ================= =================  =================
    $     3,219       $     1,935        $     7,915       $     2,825        $    11,763       $      6,499
=================  ================= =================  ================= =================  =================

         46,105           169,476            177,550           267,942            236,669            321,119
         30,087            35,233             52,107            64,506            114,454            127,040
       (230,243)         (241,090)          (508,953)         (502,913)          (670,418)        (1,081,877)
-----------------  ----------------- -----------------  ----------------- -----------------  -----------------
       (154,051)          (36,381)          (279,296)         (170,465)          (319,295)          (633,718)
=================  ================= =================  ================= =================  =================

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 1997

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Multi-State Municipal Series Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The investment objective of each Series is to provide a high level of current income exempt from both Federal and the designated state income taxes consistent with preservation of capital.

The Fund, organized on October 29, 1990, as a Massachusetts business trust, is comprised of ten separate Series (the "Series"); the Arizona Series, the California Series, the Florida Series, the Massachusetts Series, the Michigan Series, the Minnesota Series, the New Jersey Series, the New York Series, the Ohio Series and the Pennsylvania Series. Each of the Series commenced operations on January 15, 1991, with the exception of the Arizona Series which commenced operations on April 30, 1991.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued by an outside independent pricing service approved by the Fund's Trustees. The pricing service has informed the Fund that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 1997, continued

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply individually for each Series with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

E. EXPENSES -- Direct expenses are charged to the respective Series and general corporate expenses are allocated on the basis of relative net assets or equally among the Series.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, each Series of the Fund pays Dean Witter InterCapital Inc. (the "Investment Manager") a management fee, accrued daily and payable monthly, by applying the annual rate of 0.35% to the daily net assets of each Series determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes office space and facilities, equipment, clerical, bookkeeping and certain legal services, and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

The Investment Manager had undertaken to waive management fees and assume all expenses that exceeded 0.50% of the daily net assets with respect to the Massachusetts, Michigan, Minnesota, New York and Ohio Series through December 31, 1996.

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 1997, continued

3. PLAN OF DISTRIBUTION

Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the distribution of shares of the Fund.

Under the Plan, the expenses of certain activities and services provided by Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage in or support distribution of the Fund's shares or who service shareholder accounts, including overhead and telephone expenses incurred in connection with the distribution of the Fund's shares, are reimbursed.

Reimbursements for these expenses will be made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the year ended November 30, 1997, the distribution fees were accrued at the following annual rates:

                     ARIZONA       CALIFORNIA      FLORIDA      MASSACHUSETTS       MICHIGAN
                  ------------- --------------  ------------ -----------------  ----------------
Annual Rate .....     0.14%          0.15%          0.15%           0.14%             0.15%
                  ============= ==============  ============ =================  ================

                    MINNESOTA      NEW JERSEY     NEW YORK          OHIO          PENNSYLVANIA
                  ------------- --------------  ------------ -----------------  ----------------
                      0.15%          0.14%          0.15%           0.14%             0.15%
                  ============= ==============  ============ =================  ================

For the year ended November 30, 1997, the Distributor has informed the Fund that commissions from the sale of the Fund's shares of beneficial interest were as follows:

                     ARIZONA       CALIFORNIA      FLORIDA      MASSACHUSETTS       MICHIGAN
                  ------------- --------------  ------------ -----------------  ----------------
Commissions .....    $78,723        $217,964      $246,992         $33,721           $62,309
                  ============= ==============  ============ =================  ================

                    MINNESOTA      NEW JERSEY     NEW YORK          OHIO          PENNSYLVANIA
                  ------------- --------------  ------------ -----------------  ----------------
                     $10,336        $106,022       $13,171         $61,213           $81,662
                  ============= ==============  ============ =================  ================

Such commissions are not an expense of the Fund; they are deducted from the proceeds of the sale of the shares of beneficial interest.

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 1997, continued

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from the sales of portfolio securities, excluding short-term investments, for the year ended November 30, 1997 were as follows:

                   ARIZONA       CALIFORNIA        FLORIDA       MASSACHUSETTS       MICHIGAN
               -------------- ---------------  -------------- -----------------  ----------------
Purchases.....    $ 957,700      $17,178,311     $4,445,930       $1,427,580         $ 485,555
               ============== ===============  ============== =================  ================
Sales.........   $3,646,510      $27,517,567     $8,134,039       $1,936,616         $ 958,463
               ============== ===============  ============== =================  ================

                  MINNESOTA      NEW JERSEY       NEW YORK           OHIO          PENNSYLVANIA
               -------------- ---------------  -------------- -----------------  ----------------
Purchases.....       $--         $5,604,450       $ 523,812        $ 977,570        $3,289,640
               ============== ===============  ============== =================  ================
Sales ........    $ 717,373      $8,586,875      $2,464,444       $3,515,605        $4,919,300
               ============== ===============  ============== =================  ================

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended November 30, 1997 included in Trustees' fees and expenses in the Statement of Operations and the accrued pension liability included in accrued expenses in the Statement of Assets and Liabilities for each of the respective Series were as follows:

                                   ARIZONA       CALIFORNIA      FLORIDA      MASSACHUSETTS       MIGHIGAN
                                ------------- --------------  ------------ -----------------  ----------------
Aggregate Pension Costs  ......     $ 650          $1,542         $ 956           $ 177             $ 264
                                ============= ==============  ============ =================  ================

                                  MINNESOTA      NEW JERSEY     NEW YORK          OHIO          PENNSYLVANIA
                                ------------- --------------  ------------ -----------------  ----------------
                                    $ 132          $ 614          $ 176           $ 302             $ 650
                                ============= ==============  ============ =================  ================

                                   ARIZONA       CALIFORNIA      FLORIDA      MASSACHUSETTS       MICHIGAN
                                ------------- --------------  ------------ -----------------  ----------------
Accrued Pension Liability  ....     $3,671         $8,943        $5,512          $1,250            $1,603
                                ============= ==============  ============ =================  ================

                                  MINNESOTA      NEW JERSEY     NEW YORK          OHIO          PENNSYLVANIA
                                ------------- --------------  ------------ -----------------  ----------------
                                    $ 828          $3,526        $1,086          $1,764            $3,871
                                ============= ==============  ============ =================  ================

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 1997, continued

Dean Witter FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. As of November 30, 1997, each of the Series had transfer agent fees and expenses payable as follows:

                                         ARIZONA       CALIFORNIA      FLORIDA      MASSACHUSETTS       MICHIGAN
                                      ------------- --------------  ------------ -----------------  ----------------
Transfer Agent Fees and Expenses
 Payable ............................      $274           $342          $350            $226              $ 317
                                      ============= ==============  ============ =================  ================

                                        MINNESOTA      NEW JERSEY     NEW YORK          OHIO          PENNSYLVANIA
                                      ------------- --------------  ------------ -----------------  ----------------
                                           $57            $671          $101            $209             $2,009
                                      ============= ==============  ============ =================  ================

5. FEDERAL INCOME TAX STATUS

At November 30, 1997, the following Series had an approximate net capital loss carryover to offset future capital gains to the extent provided by regulations:

AVAILABLE THROUGH NOVEMBER 30,    2002       2003       2004       2005       TOTAL
-----------------------------  --------- ----------  --------- ----------  ----------
Arizona ......................  $  6,700      --         --      $110,000   $116,700
California ...................    76,900   $247,100   $52,900      74,500    451,400
Florida ......................    35,000      --         --        44,700     79,700
Michigan .....................     8,400      --         --         5,600     14,000
Minnesota ....................    32,000     24,300    20,300       4,800     81,400
New Jersey ...................     --         5,200      --         --         5,200
New York .....................     --         --       13,300       --        13,300
Ohio .........................   158,100      --         --        12,100    170,200


During the year ended November 30, 1997, the following Series utilized approximate net capital loss carryovers: Massachusetts - $6,700; New Jersey
- $150,700 and New York - $10,800.

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. The Florida Series incurred and will elect to defer net capital losses during fiscal 1997 of $1,000.

Dean Witter Multi-State Municipal Series Trust
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                               NET
                  NET ASSET                 REALIZED                                                   TOTAL
      YEAR          VALUE        NET           AND       TOTAL FROM                 DISTRIBUTIONS    DIVIDENDS
      ENDED       BEGINNING   INVESTMENT   UNREALIZED    INVESTMENT  DIVIDENDS TO        TO             AND
   NOVEMBER 30    OF PERIOD     INCOME     GAIN (LOSS)   OPERATIONS  SHAREHOLDERS   SHAREHOLDERS   DISTRIBUTIONS
---------------- ----------  -------------------------  -------------------------  -------------- --------------
ARIZONA SERIES
1991(b)             $ 9.60      $0.36        $ 0.17        $ 0.53       $(0.36)          --            $(0.36)
1992                  9.77       0.64          0.41          1.05        (0.64)            --           (0.64)
1993                 10.18       0.58          0.56          1.14        (0.58)        $(0.02)          (0.60)
1994                 10.72       0.55         (1.29)        (0.74)       (0.55)         (0.01)          (0.56)
1995                  9.42       0.54          1.23          1.77        (0.54)            --           (0.54)
1996                 10.65       0.54         (0.06)         0.48        (0.54)            --           (0.54)
1997                 10.59       0.53          0.05          0.58        (0.53)            --           (0.53)
CALIFORNIA
 SERIES
1991(a)               9.60       0.60          0.39          0.99        (0.60)            --           (0.60)
1992                  9.99       0.67          0.34          1.01        (0.67)         (0.01)          (0.68)
1993                 10.32       0.61          0.68          1.29        (0.61)            --           (0.61)
1994                 11.00       0.58         (1.48)        (0.90)       (0.58)         (0.14)          (0.72)
1995                  9.38       0.56          1.29          1.85        (0.56)            --           (0.56)
1996                 10.67       0.56          0.14          0.70        (0.56)            --           (0.56)
1997                 10.81       0.55          0.15          0.70        (0.55)            --           (0.55)
FLORIDA SERIES
1991(a)               9.60       0.55          0.28          0.83        (0.55)            --           (0.55)
1992                  9.88       0.64          0.41          1.05        (0.64)            --           (0.64)
1993                 10.29       0.59          0.64          1.23        (0.59)            --           (0.59)
1994                 10.93       0.56         (1.33)        (0.77)       (0.56)            --           (0.56)
1995                  9.60       0.56          1.28          1.84        (0.56)            --           (0.56)
1996                 10.88       0.55         (0.02)         0.53        (0.55)            --           (0.55)
1997                 10.86       0.54          0.11          0.65        (0.54)            --           (0.54)
MASSACHUSETTS SERIES
1991(a)               9.60       0.54          0.38          0.92        (0.54)            --           (0.54)
1992                  9.98       0.66          0.42          1.08        (0.66)         (0.04)          (0.70)
1993                 10.36       0.60          0.72          1.32        (0.60)            --           (0.60)
1994                 11.08       0.56         (1.38)        (0.82)       (0.56)         (0.10)          (0.66)
1995                  9.60       0.57          1.37          1.94        (0.57)            --           (0.57)
1996                 10.97       0.57         (0.03)         0.54        (0.57)         (0.02)          (0.59)
1997                 10.92       0.53          0.18          0.71        (0.53)            --           (0.53)
MICHIGAN SERIES
1991(a)               9.60       0.54          0.36          0.90        (0.54)            --           (0.54)
1992                  9.96       0.65          0.46          1.11        (0.65)         (0.01)          (0.66)
1993                 10.41       0.61          0.64          1.25        (0.61)            --           (0.61)
1994                 11.05       0.56         (1.41)        (0.85)       (0.56)         (0.18)          (0.74)
1995                  9.46       0.57          1.35          1.92        (0.57)            --           (0.57)
1996                 10.81       0.56         (0.03)         0.53        (0.56)            --           (0.56)
1997                 10.78       0.53          0.16          0.69        (0.53)            --           (0.53)


------------
(a)     January 15, 1991 (commencement of operations) to November 30, 1991.
(b)     April 30, 1991 (commencement of operations) to November 30, 1991.
*       After application of the Fund's expense limitation.
+ Does not reflect the deduction of sales load. Calculated based on the net asset value as of the last business day of the period.
(1)     Not annualized.
(2)     Annualized.
(3)     Does not reflect the effect of expense offset of 0.01%.


                                SEE NOTES TO FINANCIAL STATEMENTS.

-----------------------------------------------------------------------------

                                         RATIOS TO AVERAGE NET     RATIOS TO AVERAGE NET
                                                 ASSETS                   ASSETS
                                          (AFTER EXPENSES WERE     (BEFORE EXPENSES WERE
                                                ASSUMED)                 ASSUMED)
                                        ------------------------ ------------------------
 NET ASSET                  NET ASSETS
    VALUE        TOTAL        END OF                    NET                      NET       PORTFOLIO
   END OF     INVESTMENT      PERIOD                 INVESTMENT               INVESTMENT    TURNOVER
   PERIOD       RETURN+      (000'S)     EXPENSES      INCOME     EXPENSES      INCOME        RATE
-----------  ------------ ------------  ---------- ------------  ---------- ------------  -----------
   $ 9.77         5.66%(1)   $ 20,733      0.15%(2)     6.32%(2)    1.43%(2)     5.04%(2)       8%(1)
    10.18        11.08         38,812      0.15         6.33        0.74         5.74          15
    10.72        11.42         59,877      0.48         5.40        0.65         5.22           5
     9.42        (7.16)        47,628      0.62         5.33        0.63         5.32          11
    10.65        19.21         50,290      0.65 (3)     5.33        0.65         5.33           6
    10.59         4.63         46,248      0.65 (3)     5.12        0.65         5.12           9
    10.64         5.64         41,891      0.66 (3)     5.04        0.66         5.04           2

     9.99        10.29 (1)     41,568      0.15 (2)     6.53 (2)    0.97 (2)     5.71 (2)      24 (1)
    10.32        10.23         95,604      0.15         6.36        0.67         5.84           5
    11.00        12.77        139,308      0.48         5.57        0.60         5.45          11
     9.38        (8.65)       112,450      0.58         5.59        0.59         5.58          12
    10.67        20.15        117,769      0.60 (3)     5.50        0.60         5.50           5
    10.81         6.76        113,859      0.59         5.28        0.59         5.28          19
    10.96         6.55        104,209      0.59         5.08        0.59         5.08          17

     9.88         8.84 (1)     17,719      0.15 (2)     6.45 (2)    1.27 (2)     5.33 (2)      10 (1)
    10.29        10.92         51,560      0.15         6.19        0.73         5.62           6
    10.93        12.20         84,494      0.48         5.39        0.63         5.23           3
     9.60        (7.29)        71,458      0.61         5.34        0.62         5.33           3
    10.88        19.54         74,058      0.63 (3)     5.34        0.63         5.34           8
    10.86         5.03         70,542      0.62 (3)     5.13        0.62         5.13          25
    10.97         6.10         65,088      0.62         5.02        0.62         5.02           7

     9.98         9.87 (1)      3,205      0.15 (2)     6.50 (2)    2.50* (2)    4.08* (2)     40 (1)
    10.36        11.19         10,113      0.14         6.26        1.25         5.16          10
    11.08        13.06         18,344      0.48         5.47        0.84         5.10          12
     9.60        (7.71)        15,507      0.50         5.35        0.78         5.07          10
    10.97        20.58         16,954      0.50 (3)     5.39        0.79         5.11           7
    10.92         5.07         16,021      0.50 (3)     5.23        0.82         4.91          11
    11.10         6.68         14,561      0.79 (3)     4.85        0.81         4.83          10

     9.96         9.54 (1)      6,630      0.15 (2)     6.54 (2)    1.73 (2)     4.96 (2)      46 (1)
    10.41        11.78         13,809      0.14         6.28        1.01         5.42           9
    11.05        12.28         22,083      0.48         5.53        0.80         5.20          15
     9.46        (8.07)        19,831      0.50         5.44        0.75         5.19           9
    10.81        20.69         21,673      0.50 (3)     5.49        0.77         5.22          22
    10.78         5.09         20,863      0.50 (3)     5.27        0.76         5.01           5
    10.94         6.52         19,512      0.72 (3)     4.95        0.74         4.93           3

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL HIGHLIGHTS, continued
-----------------------------------------------------------------------------

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                NET
                   NET ASSET                 REALIZED                                                   TOTAL
       YEAR          VALUE        NET           AND       TOTAL FROM                 DISTRIBUTIONS    DIVIDENDS
      ENDED        BEGINNING  INVESTMENT    UNREALIZED    INVESTMENT  DIVIDENDS TO        TO             AND
   NOVEMBER 30,    OF PERIOD    INCOME      GAIN (LOSS)   OPERATIONS  SHAREHOLDERS   SHAREHOLDERS   DISTRIBUTIONS
----------------- ---------- ------------ -------------  -------------------------  -------------- ---------------
MINNESOTA SERIES
1991(a)              $ 9.60      $0.51        $ 0.19        $ 0.70       $(0.51)            --          $(0.51)
1992                   9.79       0.63          0.32          0.95        (0.63)            --           (0.63)
1993                  10.11       0.58          0.67          1.25        (0.58)            --           (0.58)
1994                  10.78       0.55         (1.42)        (0.87)       (0.55)        $(0.08)          (0.63)
1995                   9.28       0.54          1.33          1.87        (0.54)            --           (0.54)
1996                  10.61       0.54         (0.01)         0.53        (0.54)            --           (0.54)
1997                  10.60       0.49          0.10          0.59        (0.49)            --           (0.49)
NEW JERSEY SERIES
1991(a)                9.60       0.55          0.35          0.90        (0.55)            --           (0.55)
1992                   9.95       0.66          0.44          1.10        (0.66)         (0.04)          (0.70)
1993                  10.35       0.60          0.62          1.22        (0.60)         (0.03)          (0.63)
1994                  10.94       0.55         (1.39)        (0.84)       (0.55)         (0.08)          (0.63)
1995                   9.47       0.56          1.26          1.82        (0.56)            --           (0.56)
1996                  10.73       0.55         (0.03)         0.52        (0.55)            --           (0.55)
1997                  10.70       0.53          0.18          0.71        (0.53)            --           (0.53)
NEW YORK SERIES
1991(a)                9.60       0.54          0.46          1.00        (0.54)            --           (0.54)
1992                  10.06       0.68          0.34          1.02        (0.68)         (0.06)          (0.74)
1993                  10.34       0.62          0.69          1.31        (0.62)            --           (0.62)
1994                  11.03       0.57         (1.52)        (0.95)       (0.57)         (0.05)          (0.62)
1995                   9.46       0.56          1.42          1.98        (0.56)            --           (0.56)
1996                  10.88       0.56          0.02          0.58        (0.56)            --           (0.56)
1997                  10.90       0.53          0.21          0.74        (0.53)            --           (0.53)
OHIO SERIES
1991(a)                9.60       0.53          0.25          0.78        (0.53)            --           (0.53)
1992                   9.85       0.66          0.41          1.07        (0.66)         (0.01)          (0.67)
1993                  10.25       0.60          0.72          1.32        (0.60)            --           (0.60)
1994                  10.97       0.55         (1.43)        (0.88)       (0.55)         (0.12)          (0.67)
1995                   9.42       0.56          1.38          1.94        (0.56)            --           (0.56)
1996                  10.80       0.55         (0.03)         0.52        (0.55)            --           (0.55)
1997                  10.77       0.53          0.17          0.70        (0.53)            --           (0.53)
PENNSYLVANIA
 SERIES
1991(a)                9.60       0.53          0.30          0.83        (0.53)            --           (0.53)
1992                   9.90       0.66          0.44          1.10        (0.66)            --           (0.66)
1993                  10.34       0.61          0.67          1.28        (0.61)            --           (0.61)
1994                  11.01       0.56         (1.39)        (0.83)       (0.56)         (0.06)          (0.62)
1995                   9.56       0.55          1.29          1.84        (0.55)            --           (0.55)
1996                  10.85       0.55            --          0.55        (0.55)            --           (0.55)
1997                  10.85       0.54          0.14          0.68        (0.54)         (0.02)          (0.56)


------------
(a)     January 15, 1991 (commencement of operations) to November 30, 1991.
*       After application of the Fund's expense limitation.
+ Does not reflect the deduction of sales load. Calculated based on the net asset value as of the last business day of the period.
(1)     Not annualized.
(2)     Annualized.
(3)     Does not reflect the effect of expense offset of 0.01%.


                                SEE NOTES TO FINANCIAL STATEMENTS.

                                         RATIOS TO AVERAGE NET     RATIOS TO AVERAGE NET
                                                ASSETS                     ASSETS
                                          (AFTER EXPENSES WERE     (BEFORE EXPENSES WERE
                                                ASSUMED)                  ASSUMED)
                                        ------------------------ ------------------------------------
 NET ASSET                  NET ASSETS
    VALUE        TOTAL        END OF                    NET                       NET       PORTFOLIO
   END OF     INVESTMENT      PERIOD                 INVESTMENT                INVESTMENT    TURNOVER
   PERIOD       RETURN+      (000'S)     EXPENSES      INCOME      EXPENSES      INCOME        RATE
-----------  ------------ ------------  ---------- ------------  ----------- ------------  -----------
   $ 9.79         7.42 %(1)  $ 3,131       0.15%(2)    6.04%(2)     2.50*%(2)    2.87*%(2)       4%(1)
    10.11         9.91         6,420       0.14        6.16         1.46         4.85           23
    10.78        12.64        11,538       0.48        5.39         1.04         4.83            8
     9.28        (8.42)        9,793       0.50        5.41         0.91         5.00           14
    10.61        20.60        11,230       0.50 (3)    5.35         0.98         4.88            3
    10.60         5.21         9,923       0.50 (3)    5.21         0.96         4.75            5
    10.70         5.76         8,742       0.94 (3)    4.68         0.97         4.65           --

     9.95         9.59  (1)   15,812       0.15 (2)    6.43 (2)     1.21  (2)    5.36  (2)      36 (1)
    10.35        11.34        32,123       0.15        6.36         0.79         5.71           19
    10.94        12.03        54,499       0.48        5.41         0.69         5.20            7
     9.47        (7.96)       45,497       0.64        5.38         0.65         5.37            6
    10.73        19.60        47,889       0.67 (3)    5.42         0.67         5.42           14
    10.70         4.93        44,829       0.66 (3)    5.23         0.66         5.23            5
    10.88         6.99        41,520       0.66        5.02         0.66         5.02           14

    10.06        10.73  (1)    3,976       0.15 (2)    6.44 (2)     2.22  (2)    4.37  (2)      51 (1)
    10.34        10.35         9,604       0.15        6.45         1.23         5.37           21
    11.03        12.91        15,955       0.48        5.61         0.88         5.21           11
     9.46        (8.96)       14,522       0.50        5.48         0.82         5.16           14
    10.88        21.40        14,388       0.50 (3)    5.43         0.85         5.09           24
    10.90         5.46        14,020       0.50 (3)    5.25         0.84         4.91           22
    11.11         7.06        12,586       0.82 (3)    4.84         0.84         4.82            4

     9.85         8.35  (1)    6,267       0.15 (2)    6.38 (2)     2.04  (2)    4.48  (2)      22 (1)
    10.25        11.12        13,686       0.15        6.41         1.01         5.56           23
    10.97        13.19        24,849       0.48        5.45         0.78         5.14           20
     9.42        (8.34)       20,693       0.50        5.31         0.71         5.10           18
    10.80        21.02        23,104       0.50 (3)    5.42         0.77         5.16           19
    10.77         5.04        21,207       0.50 (3)    5.23         0.75         4.98           32
    10.94         6.67        18,476       0.73 (3)    4.90         0.74         4.89            5

     9.90         8.77  (1)   12,147       0.15 (2)    6.46 (2)     1.54  (2)    5.07  (2)      12 (1)
    10.34        11.47        31,509       0.15        6.31         0.81         5.65            3
    11.01        12.64        53,378       0.48        5.54         0.68         5.33            5
     9.56        (7.84)       47,557       0.64        5.37         0.66         5.35           19
    10.85        19.65        53,935       0.66 (3)    5.29         0.66         5.29            8
    10.85         5.27        47,055       0.65 (3)    5.17         0.65         5.17           --
    10.97         6.53        44,056       0.66        5.01         0.66         5.01            8

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Arizona Series, the California Series, the Florida Series, the Massachusetts Series, the Michigan Series, the Minnesota Series, the New Jersey Series, the New York Series, the Ohio Series, and the Pennsylvania Series (constituting the Dean Witter Multi-State Municipal Series Trust, hereafter referred to as the "Fund") at November 30, 1997, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the six years in the period then ended and for the period January 15, 1991 (commencement of operations for all Series except the Arizona Series) and April 30, 1991 (commencement of operations for the Arizona Series) through November 30, 1991, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1997 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
January 12, 1998

                  1997 FEDERAL INCOME TAX NOTICE (unaudited)

       During the year ended November 30, 1997, the Fund paid to shareholders dividends per share from net investment income as follows:

 ARIZONA   CALIFORNIA  FLORIDA   MASSACHUSETTS   MICHIGAN  MINNESOTA   NEW JERSEY  NEW YORK   OHIO   PENNSYLVANIA
--------- ----------- --------- --------------  --------- ----------  ----------- ---------  ------  ------------
$0.53        $0.55      $0.54        $0.53        $0.53      $0.49       $0.53       $0.53    $0.53      $0.54

       All of the Fund's dividends from net investment income were exempt interest dividends, excludable from gross income for Federal income tax purposes.

       For the same period, the Pennsylvania Series paid to shareholders long-term capital gains of $0.02 per share.

                         (This page has been left blank intentionally.)

                         (This page has been left blank intentionally.)

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
---------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
---------------------------
Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
---------------------------
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
---------------------------
Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048



This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.



DEAN WITTER
MULTI-STATE MUNICIPAL
SERIES TRUST



ANNUAL REPORT
NOVEMBER 30, 1997